Report of Independent Registered Public Accounting Firm

The Board of Directors
ReliaStar Life Insurance Company and Contract Owners of Separate
Account N of ReliaStar Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Separate Account N of ReliaStar Life Insurance Company (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Accounts
Auditor since 2001.
April 20, 2021
A member firm of Ernst & Young Global Limited

Appendix
Subaccounts comprising Separate Account N of ReliaStar Life Insurance Company

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Growth Fund – Class 2
Growth-Income Fund – Class 2
International Fund – Class 2
Fidelity® VIP Contrafund® Portfolio – Initial Class
Fidelity® VIP Index 500 Portfolio – Initial Class
Fidelity® VIP Government Money Market Portfolio – Initial Class
Fidelity® VIP Investment Grade Bond Portfolio – Initial Class
Fidelity® VIP Equity-Income Portfolio – Initial Class
Franklin Small Cap Value VIP Fund – Class 2
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio – Class I Shares
PIMCO VIT Real Return Portfolio – Administrative Class
Pioneer High Yield VCT Portfolio – Class I
Voya Balanced Portfolio – Class I
Voya Intermediate Bond Portfolio – Class I
Voya Government Liquid Assets Portfolio – Class I
Voya Large Cap Growth Portfolio – Institutional Class
Voya Large Cap Growth Portfolio – Service Class
Voya Large Cap Value Portfolio – Institutional Class
Voya Limited Maturity Bond Portfolio – Service Class
Voya U.S. Stock Index Portfolio – Institutional Class
VY® Clarion Global Real Estate Portfolio – Institutional Class
VY® Invesco Growth and Income Portfolio – Service 2 Class
VY® Invesco Growth and Income Portfolio – Service Class
VY® JPMorgan Emerging Markets Equity Portfolio – Service Class
VY® JPMorgan Small Cap Core Equity Portfolio – Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio – Service Class
VY® T. Rowe Price Equity Income Portfolio – Institutional Class
VY® T. Rowe Price Equity Income Portfolio – Service Class
VY® T. Rowe Price International Stock Portfolio – Institutional Class

A member firm of Ernst & Young Global Limited

Appendix
Subaccounts comprising Separate Account N of ReliaStar Life Insurance Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Government Money Market Portfolio – Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Global Bond Portfolio – Service Class
Voya International High Dividend Low Volatility Portfolio – Initial Class
Voya International High Dividend Low Volatility Portfolio – Service Class
Voya Solution 2025 Portfolio – Initial Class
Voya Solution 2025 Portfolio – Service Class
Voya Solution 2035 Portfolio – Initial Class
Voya Solution 2035 Portfolio – Service Class
Voya Solution 2045 Portfolio – Initial Class
Voya Solution 2045 Portfolio – Service Class
Voya Solution Income Portfolio – Initial Class
Voya Solution Income Portfolio – Service Class
VY® American Century Small-Mid Cap Value Portfolio – Initial Class
VY® American Century Small-Mid Cap Value Portfolio – Service Class
VY® Baron Growth Portfolio – Initial Class
VY® Baron Growth Portfolio – Service Class
VY® Columbia Contrarian Core Portfolio – Initial Class
VY® Columbia Contrarian Core Portfolio – Service Class
VY® Invesco Comstock Portfolio – Initial Class
VY® Invesco Comstock Portfolio – Service Class
VY® Invesco Equity and Income Portfolio – Initial Class
VY® Invesco Equity and Income Portfolio – Service Class
VY® Invesco Oppenheimer Global Portfolio – Initial Class
VY® Invesco Oppenheimer Global Portfolio – Service Class
VY® JPMorgan Mid Cap Value Portfolio – Initial Class
VY® JPMorgan Mid Cap Value Portfolio – Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio – Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio – Service Class
VY® T. Rowe Price Growth Equity Portfolio – Initial Class
VY® T. Rowe Price Growth Equity Portfolio – Service Class
Voya Strategic Allocation Conservative Portfolio – Class I

A member firm of Ernst & Young Global Limited

Appendix
Subaccounts comprising Separate Account N of ReliaStar Life Insurance Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Strategic Allocation Growth Portfolio – Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Strategic Allocation Moderate Portfolio – Class I
Voya Growth and Income Portfolio – Class I
Voya Global High Dividend Low Volatility Portfolio – Class I
Voya Index Plus LargeCap Portfolio – Class I
Voya Index Plus MidCap Portfolio – Class I
Voya Index Plus SmallCap Portfolio – Class I
Voya International Index Portfolio – Class I
Voya International Index Portfolio – Class S
Voya Russell™ Large Cap Growth Index Portfolio – Class I
Voya Russell™ Large Cap Index Portfolio – Class I
Voya Russell™ Mid Cap Growth Index Portfolio – Class S
Voya Small Company Portfolio – Class I
Voya MidCap Opportunities Portfolio – Class I
Voya SmallCap Opportunities Portfolio – Class I
Wanger Select
Wanger USA
Voya High Yield Portfolio – Institutional Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from August 23, 2019 (commencement of operations) through December 31, 2019

A member firm of Ernst & Young Global Limited

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$353	$29,794	$13,206	$9,826	$93,363
Total assets	353	29,794	13,206	9,826	93,363
Net assets	$353	$29,794	$13,206	$9,826	$93,363

Net assets
Accumulation units	$353	$29,794	$13,206	$9,826	$93,363
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$353	$29,794	$13,206	$9,826	$93,363

Total number of mutual fund shares (whole number)	12,887	250,013	241,604	417,397	1,938,192

Cost of mutual fund shares	$299	$18,116	$11,293	$7,874	$57,060

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$106,784	$5,112	$12,205	$26,603	$4,354
Total assets	106,784	5,112	12,205	26,603	4,354
Net assets	$106,784	$5,112	$12,205	$26,603	$4,354

Net assets
Accumulation units	$106,784	$5,112	$12,205	$26,603	$4,354
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$106,784	$5,112	$12,205	$26,603	$4,354

Total number of mutual fund shares (whole number)	287,370	5,111,671	866,248	1,113,081	300,296

Cost of mutual fund shares	$48,112	$5,112	$11,300	$23,886	$4,788

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,995	$4,728	$13,343	$3,093	$560
Total assets	1,995	4,728	13,343	3,093	560
Net assets	$1,995	$4,728	$13,343	$3,093	$560

Net assets
Accumulation units	$1,995	$4,728	$13,343	$3,093	$560
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,995	$4,728	$13,343	$3,093	$560

Total number of mutual fund shares (whole number)	82,802	154,055	958,522	332,596	34,087

Cost of mutual fund shares	$1,886	$3,431	$12,142	$3,084	$423

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$17,103	$1,327	$6,254	$47,915	$2,072
Total assets	17,103	1,327	6,254	47,915	2,072
Net assets	$17,103	$1,327	$6,254	$47,915	$2,072

Net assets
Accumulation units	$17,103	$1,327	$6,254	$47,915	$2,072
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$17,103	$1,327	$6,254	$47,915	$2,072

Total number of mutual fund shares (whole number)	1,283,035	1,327,345	627,241	2,092,344	93,753

Cost of mutual fund shares	$16,601	$1,327	$6,131	$39,245	$1,707

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$4,102	$3,816	$2,592	$4,600	$424
Total assets	4,102	3,816	2,592	4,600	424
Net assets	$4,102	$3,816	$2,592	$4,600	$424

Net assets
Accumulation units	$4,102	$3,816	$2,592	$4,600	$424
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,102	$3,816	$2,592	$4,600	$424

Total number of mutual fund shares (whole number)	358,236	370,093	136,869	436,054	20,297

Cost of mutual fund shares	$4,152	$3,757	$2,040	$4,860	$471

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$9,741	$12,476	$24,045	$85,055	$7,850
Total assets	9,741	12,476	24,045	85,055	7,850
Net assets	$9,741	$12,476	$24,045	$85,055	$7,850

Net assets
Accumulation units	$9,741	$12,476	$24,045	$85,055	$7,850
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,741	$12,476	$24,045	$85,055	$7,850

Total number of mutual fund shares (whole number)	461,228	456,007	1,272,873	2,688,208	809,298

Cost of mutual fund shares	$11,529	$8,411	$22,568	$73,561	$9,831

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Government Money Market Portfolio - Class I	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$485	$13,039	$45	$214	$4,994
Total assets	485	13,039	45	214	4,994
Net assets	$485	$13,039	$45	$214	$4,994

Net assets
Accumulation units	$485	$13,039	$45	$214	$4,994
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$485	$13,039	$45	$214	$4,994

Total number of mutual fund shares (whole number)	49,268	732,120	45,061	18,668	523,464

Cost of mutual fund shares	$612	$8,981	$45	$201	$5,690

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$349	$6,776	$305	$9,267	$517
Total assets	349	6,776	305	9,267	517
Net assets	$349	$6,776	$305	$9,267	$517

Net assets
Accumulation units	$349	$6,776	$305	$9,267	$517
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$349	$6,776	$305	$9,267	$517

Total number of mutual fund shares (whole number)	36,874	542,072	24,750	736,096	41,598

Cost of mutual fund shares	$414	$6,152	$281	$8,750	$488

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,741	$179	$3,249	$515	$3,848
Total assets	4,741	179	3,249	515	3,848
Net assets	$4,741	$179	$3,249	$515	$3,848

Net assets
Accumulation units	$4,741	$179	$3,249	$515	$3,848
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,741	$179	$3,249	$515	$3,848

Total number of mutual fund shares (whole number)	372,699	14,340	247,417	39,524	316,443

Cost of mutual fund shares	$4,359	$158	$2,850	$451	$3,738

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$65	$8,500	$280	$2,612	$92
Total assets	65	8,500	280	2,612	92
Net assets	$65	$8,500	$280	$2,612	$92

Net assets
Accumulation units	$65	$8,500	$280	$2,612	$92
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$65	$8,500	$280	$2,612	$92

Total number of mutual fund shares (whole number)	5,399	269,929	9,712	125,116	4,530

Cost of mutual fund shares	$63	$7,429	$250	$2,544	$92

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$5,656	$102	$14,458	$738	$48,798
Total assets	5,656	102	14,458	738	48,798
Net assets	$5,656	$102	$14,458	$738	$48,798

Net assets
Accumulation units	$5,656	$102	$14,458	$738	$48,798
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,656	$102	$14,458	$738	$48,798

Total number of mutual fund shares (whole number)	349,133	6,272	317,833	16,356	2,058,133

Cost of mutual fund shares	$5,683	$95	$14,302	$720	$33,620

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$611	$6,842	$168	$67,146	$744
Total assets	611	6,842	168	67,146	744
Net assets	$611	$6,842	$168	$67,146	$744

Net assets
Accumulation units	$611	$6,842	$168	$67,143	$744
Contracts in payout (annuitization)	—	—	—	3	—
Total net assets	$611	$6,842	$168	$67,146	$744

Total number of mutual fund shares (whole number)	27,100	425,252	10,577	4,417,499	51,634

Cost of mutual fund shares	$492	$7,932	$188	$46,444	$550

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$14,422	$971	$6,298	$12,289	$16,843
Total assets	14,422	971	6,298	12,289	16,843
Net assets	$14,422	$971	$6,298	$12,289	$16,843

Net assets
Accumulation units	$14,422	$971	$6,298	$12,289	$16,843
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$14,422	$971	$6,298	$12,289	$16,843

Total number of mutual fund shares (whole number)	134,454	9,647	468,221	777,762	1,107,392

Cost of mutual fund shares	$11,507	$800	$5,868	$10,275	$14,448

The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$6,878	$11,619	$5,306	$7,662	$5,080
Total assets	6,878	11,619	5,306	7,662	5,080
Net assets	$6,878	$11,619	$5,306	$7,662	$5,080

Net assets
Accumulation units	$6,878	$11,619	$5,306	$7,662	$5,080
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,878	$11,619	$5,306	$7,662	$5,080

Total number of mutual fund shares (whole number)	230,030	1,112,948	180,275	369,262	237,490

Cost of mutual fund shares	$6,586	$10,716	$4,286	$7,480	$5,211

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$41	$1,689	$68,598	$10,694	$2,706
Total assets	41	1,689	68,598	10,694	2,706
Net assets	$41	$1,689	$68,598	$10,694	$2,706

Net assets
Accumulation units	$41	$1,689	$68,598	$10,694	$2,706
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$41	$1,689	$68,598	$10,694	$2,706

Total number of mutual fund shares (whole number)	3,734	153,370	1,219,513	374,193	60,447

Cost of mutual fund shares	$37	$1,474	$22,290	$5,418	$1,926

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$22	$41,614	$17,434	$3,972	$4,752
Total assets	22	41,614	17,434	3,972	4,752
Net assets	$22	$41,614	$17,434	$3,972	$4,752

Net assets
Accumulation units	$22	$41,610	$17,434	$3,972	$4,752
Contracts in payout (annuitization)	—	4	—	—	—
Total net assets	$22	$41,614	$17,434	$3,972	$4,752

Total number of mutual fund shares (whole number)	1,159	2,244,553	612,364	194,519	192,942

Cost of mutual fund shares	$17	$29,800	$14,950	$3,471	$4,383

The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$2	$74	$164	$55	$208
Expenses:
Mortality and expense risk charges	4	329	170	117	1,171
Total expenses	4	329	170	117	1,171
Net investment income (loss)	(2)	(255)	(6)	(62)	(963)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	975	166	104	3,234
Capital gains distributions	4	551	327	—	435
Total realized gain (loss) on investments
and capital gains distributions	(6)	1,526	493	104	3,669
Net unrealized appreciation
(depreciation) of investments	61	8,875	935	1,010	18,778
Net realized and unrealized gain (loss)
on investments	55	10,401	1,428	1,114	22,447
Net increase (decrease) in net assets
resulting from operations	$53	$10,146	$1,422	$1,052	$21,484

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$1,651	$14	$260	$437	$59
Expenses:
Mortality and expense risk charges	1,322	70	165	340	55
Total expenses	1,322	70	165	340	55
Net investment income (loss)	329	(56)	95	97	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,141	—	111	365	(590)
Capital gains distributions	319	—	4	1,145	253
Total realized gain (loss) on investments
and capital gains distributions	5,460	—	115	1,510	(337)
Net unrealized appreciation
(depreciation) of investments	9,121	—	664	(512)	414
Net realized and unrealized gain (loss)
on investments	14,581	—	779	998	77
Net increase (decrease) in net assets
resulting from operations	$14,910	$(56)	$874	$1,095	$81

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$20	$25	$193	$169	$12
Expenses:
Mortality and expense risk charges	24	55	189	44	7
Total expenses	24	55	189	44	7
Net investment income (loss)	(4)	(30)	4	125	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	58	234	—	(159)	1
Capital gains distributions	—	170	—	—	14
Total realized gain (loss) on investments
and capital gains distributions	58	404	—	(159)	15
Net unrealized appreciation
(depreciation) of investments	(28)	335	1,288	33	28
Net realized and unrealized gain (loss)
on investments	30	739	1,288	(126)	43
Net increase (decrease) in net assets
resulting from operations	$26	$709	$1,292	$(1)	$48

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$582	$4	$339	$204	$5
Expenses:
Mortality and expense risk charges	235	19	86	585	28
Total expenses	235	19	86	585	28
Net investment income (loss)	347	(15)	253	(381)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	47	—	(50)	343	84
Capital gains distributions	364	1	—	4,710	238
Total realized gain (loss) on investments
and capital gains distributions	411	1	(50)	5,053	322
Net unrealized appreciation
(depreciation) of investments	245	—	32	6,360	228
Net realized and unrealized gain (loss)
on investments	656	1	(18)	11,413	550
Net increase (decrease) in net assets
resulting from operations	$1,003	$(14)	$235	$11,032	$527

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$85	$76	$45	$263	$7
Expenses:
Mortality and expense risk charges	54	54	32	61	5
Total expenses	54	54	32	61	5
Net investment income (loss)	31	22	13	202	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(105)	2	56	27	(14)
Capital gains distributions	369	—	89	366	33
Total realized gain (loss) on investments
and capital gains distributions	264	2	145	393	19
Net unrealized appreciation
(depreciation) of investments	(118)	42	229	(950)	(21)
Net realized and unrealized gain (loss)
on investments	146	44	374	(557)	(2)
Net increase (decrease) in net assets
resulting from operations	$177	$66	$387	$(355)	$—

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$181	$35	$—	$1,006	$376
Expenses:
Mortality and expense risk charges	119	139	280	1,091	95
Total expenses	119	139	280	1,091	95
Net investment income (loss)	62	(104)	(280)	(85)	281

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(409)	92	908	143	(519)
Capital gains distributions	741	662	—	5,961	93
Total realized gain (loss) on investments
and capital gains distributions	332	754	908	6,104	(426)
Net unrealized appreciation
(depreciation) of investments	(356)	2,303	2,319	5,564	115
Net realized and unrealized gain (loss)
on investments	(24)	3,057	3,227	11,668	(311)
Net increase (decrease) in net assets
resulting from operations	$38	$2,953	$2,947	$11,583	$(30)

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Government Money Market Portfolio - Class I	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$17	$311	$—	$8	$171
Expenses:
Mortality and expense risk charges	6	159	—	4	64
Total expenses	6	159	—	4	64
Net investment income (loss)	11	152	—	4	107

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	199	—	10	(10)
Capital gains distributions	6	265	—	—	582
Total realized gain (loss) on investments
and capital gains distributions	(13)	464	—	10	572
Net unrealized appreciation
(depreciation) of investments	(2)	821	—	9	(802)
Net realized and unrealized gain (loss)
on investments	(15)	1,285	—	19	(230)
Net increase (decrease) in net assets
resulting from operations	$(4)	$1,437	$—	$23	$(123)

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$11	$138	$6	$177	$8
Expenses:
Mortality and expense risk charges	4	87	4	117	7
Total expenses	4	87	4	117	7
Net investment income (loss)	7	51	2	60	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(114)	1	(114)	4
Capital gains distributions	40	246	11	545	30
Total realized gain (loss) on investments
and capital gains distributions	36	132	12	431	34
Net unrealized appreciation
(depreciation) of investments	(51)	570	19	632	20
Net realized and unrealized gain (loss)
on investments	(15)	702	31	1,063	54
Net increase (decrease) in net assets
resulting from operations	$(8)	$753	$33	$1,123	$55

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$73	$3	$94	$12	$56
Expenses:
Mortality and expense risk charges	55	3	48	7	47
Total expenses	55	3	48	7	47
Net investment income (loss)	18	—	46	5	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(102)	(20)	68	8	(95)
Capital gains distributions	239	12	9	1	21
Total realized gain (loss) on investments
and capital gains distributions	137	(8)	77	9	(74)
Net unrealized appreciation
(depreciation) of investments	462	19	211	34	129
Net realized and unrealized gain (loss)
on investments	599	11	288	43	55
Net increase (decrease) in net assets
resulting from operations	$617	$11	$334	$48	$64

The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$2	$—
Expenses:
Mortality and expense risk charges	1	96	3	32	1
Total expenses	1	96	3	32	1
Net investment income (loss)	—	(96)	(3)	(30)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(193)	(11)	(142)	(1)
Capital gains distributions	—	—	—	68	2
Total realized gain (loss) on investments
and capital gains distributions	(8)	(193)	(11)	(74)	1
Net unrealized appreciation
(depreciation) of investments	1	2,334	82	528	15
Net realized and unrealized gain (loss)
on investments	(7)	2,141	71	454	16
Net increase (decrease) in net assets
resulting from operations	$(7)	$2,045	$68	$424	$15

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$138	$2	$249	$11	$475
Expenses:
Mortality and expense risk charges	72	1	180	9	573
Total expenses	72	1	180	9	573
Net investment income (loss)	66	1	69	2	(98)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	6	(209)	(9)	789
Capital gains distributions	156	3	569	30	1,469
Total realized gain (loss) on investments
and capital gains distributions	180	9	360	21	2,258
Net unrealized appreciation
(depreciation) of investments	(432)	(15)	644	36	7,952
Net realized and unrealized gain (loss)
on investments	(252)	(6)	1,004	57	10,210
Net increase (decrease) in net assets
resulting from operations	$(186)	$(5)	$1,073	$59	$10,112

The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$6	$86	$2	$56	$1
Expenses:
Mortality and expense risk charges	9	89	3	789	11
Total expenses	9	89	3	789	11
Net investment income (loss)	(3)	(3)	(1)	(733)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	30	(359)	(26)	2,874	79
Capital gains distributions	25	521	15	4,544	65
Total realized gain (loss) on investments
and capital gains distributions	55	162	(11)	7,418	144
Net unrealized appreciation
(depreciation) of investments	103	(386)	3	8,909	73
Net realized and unrealized gain (loss)
on investments	158	(224)	(8)	16,327	217
Net increase (decrease) in net assets
resulting from operations	$155	$(227)	$(9)	$15,594	$207
The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$—	$154	$222	$356
Expenses:
Mortality and expense risk charges	174	12	82	149	214
Total expenses	174	12	82	149	214
Net investment income (loss)	(174)	(12)	72	73	142

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	129	(3)	(20)	254	401
Capital gains distributions	473	35	212	884	735
Total realized gain (loss) on investments
and capital gains distributions	602	32	192	1,138	1,136
Net unrealized appreciation
(depreciation) of investments	3,452	233	244	197	408
Net realized and unrealized gain (loss)
on investments	4,054	265	436	1,335	1,544
Net increase (decrease) in net assets
resulting from operations	$3,880	$253	$508	$1,408	$1,686

The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$85	$282	$72	$96	$49
Expenses:
Mortality and expense risk charges	85	157	65	93	59
Total expenses	85	157	65	93	59
Net investment income (loss)	—	125	7	3	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	21	275	(66)	(115)
Capital gains distributions	603	—	403	—	52
Total realized gain (loss) on investments
and capital gains distributions	639	21	678	(66)	(63)
Net unrealized appreciation
(depreciation) of investments	303	(551)	(88)	469	228
Net realized and unrealized gain (loss)
on investments	942	(530)	590	403	165
Net increase (decrease) in net assets
resulting from operations	$942	$(405)	$597	$406	$155

The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1	$34	$347	$142	$4
Expenses:
Mortality and expense risk charges	—	19	821	131	33
Total expenses	—	19	821	131	33
Net investment income (loss)	1	15	(474)	11	(29)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	8	4,695	1,096	176
Capital gains distributions	—	—	2,524	352	150
Total realized gain (loss) on investments
and capital gains distributions	—	8	7,219	1,448	326
Net unrealized appreciation
(depreciation) of investments	2	71	12,088	346	405
Net realized and unrealized gain (loss)
on investments	2	79	19,307	1,794	731
Net increase (decrease) in net assets
resulting from operations	$3	$94	$18,833	$1,805	$702

The accompanying notes are an integral part of these financial statements.
35

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

a

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Select	Wanger USA
Net investment income (loss)
Investment income:
Dividends	$1	$40	$—	$26	$—
Expenses:
Mortality and expense risk charges	1	473	200	49	56
Total expenses	1	473	200	49	56
Net investment income (loss)	—	(433)	(200)	(23)	(56)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(15)	973	75	(276)	(557)
Capital gains distributions	2	1,802	67	389	429
Total realized gain (loss) on investments
and capital gains distributions	(13)	2,775	142	113	(128)
Net unrealized appreciation
(depreciation) of investments	18	9,535	3,495	717	1,024
Net realized and unrealized gain (loss)
on investments	5	12,310	3,637	830	896
Net increase (decrease) in net assets
resulting from operations	$5	$11,877	$3,437	$807	$840

a

The accompanying notes are an integral part of these financial statements.
36

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

a

	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2
Net assets at January 1, 2019	$318	$17,080	$10,723	$7,693

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(123)	32	5
Total realized gain (loss) on investments
and capital gains distributions	17	2,512	1,577	267
Net unrealized appreciation (depreciation)
of investments	58	2,452	970	1,352
Net increase (decrease) in net assets resulting from operations	71	4,841	2,579	1,624
Changes from principal transactions:
Premiums	16	966	709	630
Death benefits	—	(25)	(18)	(12)
Surrenders and withdrawals	(68)	(1,890)	(1,466)	(761)
Cost of insurance and administrative charges	(1)	(15)	(10)	(6)
Transfers between Divisions (including fixed account), net	3	4	264	24
Increase (decrease) in net assets derived from
principal transactions	(50)	(960)	(521)	(125)
Total increase (decrease) in net assets	21	3,881	2,058	1,499
Net assets at December 31, 2019	339	20,961	12,781	9,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(255)	(6)	(62)
Total realized gain (loss) on investments
and capital gains distributions	(6)	1,526	493	104
Net unrealized appreciation (depreciation)
of investments	61	8,875	935	1,010
Net increase (decrease) in net assets resulting from operations	53	10,146	1,422	1,052
Changes from principal transactions:
Premiums	17	817	497	454
Death benefits	—	(7)	(2)	(3)
Surrenders and withdrawals	(39)	(1,815)	(1,046)	(740)
Cost of insurance and administrative charges	(1)	(14)	(8)	(5)
Transfers between Divisions (including fixed account), net	(16)	(294)	(438)	(124)
Increase (decrease) in net assets derived from
principal transactions	(39)	(1,313)	(997)	(418)
Total increase (decrease) in net assets	14	8,833	425	634
Net assets at December 31, 2020	$353	$29,794	$13,206	$9,826

The accompanying notes are an integral part of these financial statements.
37

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Net assets at January 1, 2019	$69,165	$83,619	$4,961	$10,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(734)	518	26	141
Total realized gain (loss) on investments
and capital gains distributions	10,375	6,384	—	(7)
Net unrealized appreciation (depreciation)
of investments	10,139	16,994	—	699
Net increase (decrease) in net assets resulting from operations	19,780	23,896	26	833
Changes from principal transactions:
Premiums	2,203	2,270	1,880	479
Death benefits	(283)	(437)	(2)	(25)
Surrenders and withdrawals	(8,827)	(9,156)	(867)	(1,242)
Cost of insurance and administrative charges	(36)	(51)	(4)	(7)
Transfers between Divisions (including fixed account), net	(758)	(131)	(1,921)	500
Increase (decrease) in net assets derived from
principal transactions	(7,701)	(7,505)	(914)	(295)
Total increase (decrease) in net assets	12,079	16,391	(888)	538
Net assets at December 31, 2019	81,244	100,010	4,073	10,934

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(963)	329	(56)	95
Total realized gain (loss) on investments
and capital gains distributions	3,669	5,460	—	115
Net unrealized appreciation (depreciation)
of investments	18,778	9,121	—	664
Net increase (decrease) in net assets resulting from operations	21,484	14,910	(56)	874
Changes from principal transactions:
Premiums	1,586	1,916	300	465
Death benefits	(241)	(360)	(2)	(78)
Surrenders and withdrawals	(7,035)	(6,715)	(893)	(1,095)
Cost of insurance and administrative charges	(31)	(43)	(3)	(6)
Transfers between Divisions (including fixed account), net	(3,644)	(2,934)	1,693	1,111
Increase (decrease) in net assets derived from
principal transactions	(9,365)	(8,136)	1,095	397
Total increase (decrease) in net assets	12,119	6,774	1,039	1,271
Net assets at December 31, 2020	$93,363	$106,784	$5,112	$12,205

The accompanying notes are an integral part of these financial statements.
38

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
Net assets at January 1, 2019	$24,357	$4,154	$1,880	$3,577

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	(16)	(11)	(39)
Total realized gain (loss) on investments
and capital gains distributions	2,889	552	127	355
Net unrealized appreciation (depreciation)
of investments	2,956	449	265	524
Net increase (decrease) in net assets resulting from operations	5,997	985	381	840
Changes from principal transactions:
Premiums	535	198	91	120
Death benefits	(91)	(12)	—	—
Surrenders and withdrawals	(2,932)	(505)	(282)	(314)
Cost of insurance and administrative charges	(13)	(3)	(1)	(2)
Transfers between Divisions (including fixed account), net	(107)	(17)	(33)	(29)
Increase (decrease) in net assets derived from
principal transactions	(2,608)	(339)	(225)	(225)
Total increase (decrease) in net assets	3,389	646	156	615
Net assets at December 31, 2019	27,746	4,800	2,036	4,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	4	(4)	(30)
Total realized gain (loss) on investments
and capital gains distributions	1,510	(337)	58	404
Net unrealized appreciation (depreciation)
of investments	(512)	414	(28)	335
Net increase (decrease) in net assets resulting from operations	1,095	81	26	709
Changes from principal transactions:
Premiums	417	139	74	97
Death benefits	(75)	(105)	—	—
Surrenders and withdrawals	(1,908)	(456)	(101)	(359)
Cost of insurance and administrative charges	(10)	(3)	(1)	(2)
Transfers between Divisions (including fixed account), net	(662)	(102)	(39)	91
Increase (decrease) in net assets derived from
principal transactions	(2,238)	(527)	(67)	(173)
Total increase (decrease) in net assets	(1,143)	(446)	(41)	536
Net assets at December 31, 2020	$26,603	$4,354	$1,995	$4,728

The accompanying notes are an integral part of these financial statements.
39

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2019	$13,902	$3,273	$459	$16,761

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	123	5	335
Total realized gain (loss) on investments
and capital gains distributions	(162)	(33)	21	12
Net unrealized appreciation (depreciation)
of investments	1,067	328	53	1,015
Net increase (decrease) in net assets resulting from operations	941	418	79	1,362
Changes from principal transactions:
Premiums	788	237	—	855
Death benefits	(31)	(4)	—	(50)
Surrenders and withdrawals	(1,512)	(319)	(19)	(2,792)
Cost of insurance and administrative charges	(14)	(2)	—	(11)
Transfers between Divisions (including fixed account), net	(412)	18	—	235
Increase (decrease) in net assets derived from
principal transactions	(1,181)	(70)	(19)	(1,763)
Total increase (decrease) in net assets	(240)	348	60	(401)
Net assets at December 31, 2019	13,662	3,621	519	16,360

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	125	5	347
Total realized gain (loss) on investments
and capital gains distributions	—	(159)	15	411
Net unrealized appreciation (depreciation)
of investments	1,288	33	28	245
Net increase (decrease) in net assets resulting from operations	1,292	(1)	48	1,003
Changes from principal transactions:
Premiums	562	196	—	595
Death benefits	(173)	—	(1)	(1)
Surrenders and withdrawals	(1,426)	(596)	(4)	(1,392)
Cost of insurance and administrative charges	(12)	(2)	—	(9)
Transfers between Divisions (including fixed account), net	(562)	(125)	(2)	547
Increase (decrease) in net assets derived from
principal transactions	(1,611)	(527)	(7)	(260)
Total increase (decrease) in net assets	(319)	(528)	41	743
Net assets at December 31, 2020	$13,343	$3,093	$560	$17,103

The accompanying notes are an integral part of these financial statements.
40

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2019	$1,389	$—	$35,013	$1,889

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	94	(288)	(20)
Total realized gain (loss) on investments
and capital gains distributions	1	1	6,342	383
Net unrealized appreciation (depreciation)
of investments	—	91	4,295	173
Net increase (decrease) in net assets resulting from operations	8	186	10,349	536
Changes from principal transactions:
Premiums	91	147	707	41
Death benefits	—	—	(164)	—
Surrenders and withdrawals	(115)	(202)	(4,603)	(480)
Cost of insurance and administrative charges	(1)	(2)	(22)	(6)
Transfers between Divisions (including fixed account), net	249	6,554	(339)	18
Increase (decrease) in net assets derived from
principal transactions	224	6,497	(4,421)	(427)
Total increase (decrease) in net assets	232	6,683	5,928	109
Net assets at December 31, 2019	1,621	6,683	40,941	1,998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	253	(381)	(23)
Total realized gain (loss) on investments
and capital gains distributions	1	(50)	5,053	322
Net unrealized appreciation (depreciation)
of investments	—	32	6,360	228
Net increase (decrease) in net assets resulting from operations	(14)	235	11,032	527
Changes from principal transactions:
Premiums	61	219	531	33
Death benefits	—	—	(56)	(19)
Surrenders and withdrawals	(407)	(600)	(3,288)	(263)
Cost of insurance and administrative charges	(1)	(4)	(19)	(5)
Transfers between Divisions (including fixed account), net	67	(279)	(1,226)	(199)
Increase (decrease) in net assets derived from
principal transactions	(280)	(664)	(4,058)	(453)
Total increase (decrease) in net assets	(294)	(429)	6,974	74
Net assets at December 31, 2020	$1,327	$6,254	$47,915	$2,072

The accompanying notes are an integral part of these financial statements.
41

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

a

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Net assets at January 1, 2019	$3,711	$4,817	$1,795	$4,436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	8	5	74
Total realized gain (loss) on investments
and capital gains distributions	396	(20)	137	106
Net unrealized appreciation (depreciation)
of investments	432	120	383	832
Net increase (decrease) in net assets resulting from operations	859	108	525	1,012
Changes from principal transactions:
Premiums	160	142	160	314
Death benefits	(11)	(19)	—	(2)
Surrenders and withdrawals	(336)	(1,177)	(180)	(456)
Cost of insurance and administrative charges	(3)	(2)	(2)	(3)
Transfers between Divisions (including fixed account), net	78	60	30	(66)
Increase (decrease) in net assets derived from
principal transactions	(111)	(996)	8	(213)
Total increase (decrease) in net assets	748	(888)	533	799
Net assets at December 31, 2019	4,458	3,929	2,328	5,235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	22	13	202
Total realized gain (loss) on investments
and capital gains distributions	264	2	145	393
Net unrealized appreciation (depreciation)
of investments	(118)	42	229	(950)
Net increase (decrease) in net assets resulting from operations	177	66	387	(355)
Changes from principal transactions:
Premiums	147	100	131	235
Death benefits	(6)	(3)	—	—
Surrenders and withdrawals	(529)	(387)	(182)	(360)
Cost of insurance and administrative charges	(2)	(2)	(2)	(2)
Transfers between Divisions (including fixed account), net	(143)	113	(70)	(153)
Increase (decrease) in net assets derived from
principal transactions	(533)	(179)	(123)	(280)
Total increase (decrease) in net assets	(356)	(113)	264	(635)
Net assets at December 31, 2020	$4,102	$3,816	$2,592	$4,600

The accompanying notes are an integral part of these financial statements.
42

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net assets at January 1, 2019	$485	$9,153	$8,359	$20,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	98	(134)	(62)
Total realized gain (loss) on investments
and capital gains distributions	51	1,278	486	6,841
Net unrealized appreciation (depreciation)
of investments	45	662	2,106	(1,789)
Net increase (decrease) in net assets resulting from operations	100	2,038	2,458	4,990
Changes from principal transactions:
Premiums	19	256	550	514
Death benefits	—	(105)	(3)	(43)
Surrenders and withdrawals	(127)	(1,054)	(954)	(2,563)
Cost of insurance and administrative charges	(1)	(6)	(5)	(11)
Transfers between Divisions (including fixed account), net	(4)	(71)	(40)	(294)
Increase (decrease) in net assets derived from
principal transactions	(113)	(980)	(452)	(2,397)
Total increase (decrease) in net assets	(13)	1,058	2,006	2,593
Net assets at December 31, 2019	472	10,211	10,365	23,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	62	(104)	(280)
Total realized gain (loss) on investments
and capital gains distributions	19	332	754	908
Net unrealized appreciation (depreciation)
of investments	(21)	(356)	2,303	2,319
Net increase (decrease) in net assets resulting from operations	—	38	2,953	2,947
Changes from principal transactions:
Premiums	14	210	405	392
Death benefits	—	(17)	(136)	(36)
Surrenders and withdrawals	(26)	(546)	(813)	(2,082)
Cost of insurance and administrative charges	(1)	(4)	(4)	(8)
Transfers between Divisions (including fixed account), net	(35)	(151)	(294)	(466)
Increase (decrease) in net assets derived from
principal transactions	(48)	(508)	(842)	(2,200)
Total increase (decrease) in net assets	(48)	(470)	2,111	747
Net assets at December 31, 2020	$424	$9,741	$12,476	$24,045

The accompanying notes are an integral part of these financial statements.
43

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class
Net assets at January 1, 2019	$65,517	$7,317	$457	$10,430

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	97	5	(48)
Total realized gain (loss) on investments
and capital gains distributions	4,643	1,825	92	832
Net unrealized appreciation (depreciation)
of investments	10,011	(187)	11	1,896
Net increase (decrease) in net assets resulting from operations	14,717	1,735	108	2,680
Changes from principal transactions:
Premiums	6,379	416	13	367
Death benefits	(73)	(25)	—	(64)
Surrenders and withdrawals	(9,270)	(1,128)	(40)	(1,170)
Cost of insurance and administrative charges	(48)	(4)	(2)	(6)
Transfers between Divisions (including fixed account), net	2,639	(340)	(42)	177
Increase (decrease) in net assets derived from
principal transactions	(373)	(1,081)	(71)	(696)
Total increase (decrease) in net assets	14,344	654	37	1,984
Net assets at December 31, 2019	79,861	7,971	494	12,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(85)	281	11	152
Total realized gain (loss) on investments
and capital gains distributions	6,104	(426)	(13)	464
Net unrealized appreciation (depreciation)
of investments	5,564	115	(2)	821
Net increase (decrease) in net assets resulting from operations	11,583	(30)	(4)	1,437
Changes from principal transactions:
Premiums	3,841	355	11	324
Death benefits	(571)	—	—	(13)
Surrenders and withdrawals	(7,638)	(315)	(4)	(936)
Cost of insurance and administrative charges	(46)	(3)	(1)	(5)
Transfers between Divisions (including fixed account), net	(1,975)	(128)	(11)	(182)
Increase (decrease) in net assets derived from
principal transactions	(6,389)	(91)	(5)	(812)
Total increase (decrease) in net assets	5,194	(121)	(9)	625
Net assets at December 31, 2020	$85,055	$7,850	$485	$13,039

The accompanying notes are an integral part of these financial statements.
44

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Net assets at January 1, 2019	$28	$364	$4,747	$375

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	4	39	2
Total realized gain (loss) on investments
and capital gains distributions	—	3	518	45
Net unrealized appreciation (depreciation)
of investments	—	14	152	6
Net increase (decrease) in net assets resulting from operations	1	21	709	53
Changes from principal transactions:
Premiums	—	24	316	21
Death benefits	—	—	(18)	—
Surrenders and withdrawals	(1)	(71)	(568)	(88)
Cost of insurance and administrative charges	—	(1)	(2)	(1)
Transfers between Divisions (including fixed account), net	—	8	20	2
Increase (decrease) in net assets derived from
principal transactions	(1)	(40)	(252)	(66)
Total increase (decrease) in net assets	—	(19)	457	(13)
Net assets at December 31, 2019	28	345	5,204	362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4	107	7
Total realized gain (loss) on investments
and capital gains distributions	—	10	572	36
Net unrealized appreciation (depreciation)
of investments	—	9	(802)	(51)
Net increase (decrease) in net assets resulting from operations	—	23	(123)	(8)
Changes from principal transactions:
Premiums	—	10	310	21
Death benefits	—	—	—	—
Surrenders and withdrawals	—	(153)	(305)	(12)
Cost of insurance and administrative charges	—	(1)	(2)	(1)
Transfers between Divisions (including fixed account), net	17	(10)	(90)	(13)
Increase (decrease) in net assets derived from
principal transactions	17	(154)	(87)	(5)
Total increase (decrease) in net assets	17	(131)	(210)	(13)
Net assets at December 31, 2020	$45	$214	$4,994	$349

The accompanying notes are an integral part of these financial statements.
45

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2019	$5,929	$733	$7,139	$484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	1	85	5
Total realized gain (loss) on investments
and capital gains distributions	157	(15)	626	45
Net unrealized appreciation (depreciation)
of investments	722	89	742	47
Net increase (decrease) in net assets resulting from operations	950	75	1,453	97
Changes from principal transactions:
Premiums	376	10	615	12
Death benefits	(3)	—	—	—
Surrenders and withdrawals	(1,134)	(332)	(472)	(19)
Cost of insurance and administrative charges	(4)	(2)	(6)	(2)
Transfers between Divisions (including fixed account), net	197	(216)	(176)	(7)
Increase (decrease) in net assets derived from
principal transactions	(568)	(540)	(39)	(16)
Total increase (decrease) in net assets	382	(465)	1,414	81
Net assets at December 31, 2019	6,311	268	8,553	565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	2	60	1
Total realized gain (loss) on investments
and capital gains distributions	132	12	431	34
Net unrealized appreciation (depreciation)
of investments	570	19	632	20
Net increase (decrease) in net assets resulting from operations	753	33	1,123	55
Changes from principal transactions:
Premiums	350	9	457	10
Death benefits	(5)	—	(2)	—
Surrenders and withdrawals	(487)	(7)	(602)	(103)
Cost of insurance and administrative charges	(3)	(1)	(5)	(2)
Transfers between Divisions (including fixed account), net	(143)	3	(257)	(8)
Increase (decrease) in net assets derived from
principal transactions	(288)	4	(409)	(103)
Total increase (decrease) in net assets	465	37	714	(48)
Net assets at December 31, 2020	$6,776	$305	$9,267	$517

The accompanying notes are an integral part of these financial statements.
46

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Net assets at January 1, 2019	$3,357	$388	$3,812	$660

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	2	67	7
Total realized gain (loss) on investments
and capital gains distributions	301	16	108	18
Net unrealized appreciation (depreciation)
of investments	418	53	256	43
Net increase (decrease) in net assets resulting from operations	749	71	431	68
Changes from principal transactions:
Premiums	337	—	126	3
Death benefits	—	—	—	—
Surrenders and withdrawals	(483)	(198)	(686)	(136)
Cost of insurance and administrative charges	(5)	(2)	(2)	(2)
Transfers between Divisions (including fixed account), net	5	1	59	—
Increase (decrease) in net assets derived from
principal transactions	(146)	(199)	(503)	(135)
Total increase (decrease) in net assets	603	(128)	(72)	(67)
Net assets at December 31, 2019	3,960	260	3,740	593

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	—	46	5
Total realized gain (loss) on investments
and capital gains distributions	137	(8)	77	9
Net unrealized appreciation (depreciation)
of investments	462	19	211	34
Net increase (decrease) in net assets resulting from operations	617	11	334	48
Changes from principal transactions:
Premiums	304	—	43	6
Death benefits	—	—	(84)	—
Surrenders and withdrawals	(241)	(91)	(640)	(131)
Cost of insurance and administrative charges	(4)	(1)	(2)	(1)
Transfers between Divisions (including fixed account), net	105	—	(142)	—
Increase (decrease) in net assets derived from
principal transactions	164	(92)	(825)	(126)
Total increase (decrease) in net assets	781	(81)	(491)	(78)
Net assets at December 31, 2020	$4,741	$179	$3,249	$515

The accompanying notes are an integral part of these financial statements.
47

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2019	$3,410	$134	$5,459	$207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	(92)	(3)
Total realized gain (loss) on investments
and capital gains distributions	196	7	3,021	107
Net unrealized appreciation (depreciation)
of investments	745	28	(941)	(36)
Net increase (decrease) in net assets resulting from operations	943	35	1,988	68
Changes from principal transactions:
Premiums	285	4	332	8
Death benefits	(17)	—	(3)	—
Surrenders and withdrawals	(601)	(83)	(608)	(41)
Cost of insurance and administrative charges	(2)	—	(3)	(1)
Transfers between Divisions (including fixed account), net	(133)	3	(156)	(5)
Increase (decrease) in net assets derived from
principal transactions	(468)	(76)	(438)	(39)
Total increase (decrease) in net assets	475	(41)	1,550	29
Net assets at December 31, 2019	3,885	93	7,009	236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	—	(96)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(74)	(8)	(193)	(11)
Net unrealized appreciation (depreciation)
of investments	129	1	2,334	82
Net increase (decrease) in net assets resulting from operations	64	(7)	2,045	68
Changes from principal transactions:
Premiums	207	2	234	5
Death benefits	—	—	—	—
Surrenders and withdrawals	(144)	(23)	(570)	(14)
Cost of insurance and administrative charges	(1)	—	(3)	(1)
Transfers between Divisions (including fixed account), net	(163)	—	(215)	(14)
Increase (decrease) in net assets derived from
principal transactions	(101)	(21)	(554)	(24)
Total increase (decrease) in net assets	(37)	(28)	1,491	44
Net assets at December 31, 2020	$3,848	$65	$8,500	$280

The accompanying notes are an integral part of these financial statements.
48

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class
Net assets at January 1, 2019	$1,855	$61	$5,441	$134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	—	73	1
Total realized gain (loss) on investments
and capital gains distributions	755	26	1,574	43
Net unrealized appreciation (depreciation)
of investments	(202)	(7)	(392)	(16)
Net increase (decrease) in net assets resulting from operations	572	19	1,255	28
Changes from principal transactions:
Premiums	122	1	262	3
Death benefits	(23)	—	(9)	—
Surrenders and withdrawals	(137)	—	(673)	(39)
Cost of insurance and administrative charges	(1)	—	(4)	—
Transfers between Divisions (including fixed account), net	(43)	(4)	(17)	1
Increase (decrease) in net assets derived from
principal transactions	(82)	(3)	(441)	(35)
Total increase (decrease) in net assets	490	16	814	(7)
Net assets at December 31, 2019	2,345	77	6,255	127

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(1)	66	1
Total realized gain (loss) on investments
and capital gains distributions	(74)	1	180	9
Net unrealized appreciation (depreciation)
of investments	528	15	(432)	(15)
Net increase (decrease) in net assets resulting from operations	424	15	(186)	(5)
Changes from principal transactions:
Premiums	90	1	174	3
Death benefits	—	—	(6)	—
Surrenders and withdrawals	(161)	(2)	(445)	(6)
Cost of insurance and administrative charges	(1)	—	(3)	—
Transfers between Divisions (including fixed account), net	(85)	1	(133)	(17)
Increase (decrease) in net assets derived from
principal transactions	(157)	—	(413)	(20)
Total increase (decrease) in net assets	267	15	(599)	(25)
Net assets at December 31, 2020	$2,612	$92	$5,656	$102

The accompanying notes are an integral part of these financial statements.
49

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class
Net assets at January 1, 2019	$13,322	$639	$35,541	$650

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83	3	(364)	(9)
Total realized gain (loss) on investments
and capital gains distributions	1,045	30	7,538	182
Net unrealized appreciation (depreciation)
of investments	1,214	81	3,106	8
Net increase (decrease) in net assets resulting from operations	2,342	114	10,280	181
Changes from principal transactions:
Premiums	656	24	1,040	40
Death benefits	(91)	—	(91)	—
Surrenders and withdrawals	(2,064)	(55)	(3,885)	(187)
Cost of insurance and administrative charges	(10)	(2)	(20)	(2)
Transfers between Divisions (including fixed account), net	(240)	4	(523)	(20)
Increase (decrease) in net assets derived from
principal transactions	(1,749)	(29)	(3,479)	(169)
Total increase (decrease) in net assets	593	85	6,801	12
Net assets at December 31, 2019	13,915	724	42,342	662

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	2	(98)	(3)
Total realized gain (loss) on investments
and capital gains distributions	360	21	2,258	55
Net unrealized appreciation (depreciation)
of investments	644	36	7,952	103
Net increase (decrease) in net assets resulting from operations	1,073	59	10,112	155
Changes from principal transactions:
Premiums	549	18	806	25
Death benefits	(27)	—	(121)	—
Surrenders and withdrawals	(729)	(44)	(3,111)	(180)
Cost of insurance and administrative charges	(9)	(2)	(16)	(2)
Transfers between Divisions (including fixed account), net	(314)	(17)	(1,214)	(49)
Increase (decrease) in net assets derived from
principal transactions	(530)	(45)	(3,656)	(206)
Total increase (decrease) in net assets	543	14	6,456	(51)
Net assets at December 31, 2020	$14,458	$738	$48,798	$611
The accompanying notes are an integral part of these financial statements.
50

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2019	$6,683	$225	$47,090	$619

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(1)	(614)	(9)
Total realized gain (loss) on investments
and capital gains distributions	1,042	30	7,817	88
Net unrealized appreciation (depreciation)
of investments	596	23	8,914	138
Net increase (decrease) in net assets resulting from operations	1,623	52	16,117	217
Changes from principal transactions:
Premiums	312	6	1,107	24
Death benefits	(6)	—	(156)	—
Surrenders and withdrawals	(604)	(50)	(5,930)	(31)
Cost of insurance and administrative charges	(3)	(1)	(27)	(2)
Transfers between Divisions (including fixed account), net	(17)	3	(266)	(4)
Increase (decrease) in net assets derived from
principal transactions	(318)	(42)	(5,272)	(13)
Total increase (decrease) in net assets	1,305	10	10,845	204
Net assets at December 31, 2019	7,988	235	57,935	823

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	(733)	(10)
Total realized gain (loss) on investments
and capital gains distributions	162	(11)	7,418	144
Net unrealized appreciation (depreciation)
of investments	(386)	3	8,909	73
Net increase (decrease) in net assets resulting from operations	(227)	(9)	15,594	207
Changes from principal transactions:
Premiums	175	3	783	16
Death benefits	(13)	—	(760)	—
Surrenders and withdrawals	(531)	(27)	(4,842)	(267)
Cost of insurance and administrative charges	(2)	—	(23)	(2)
Transfers between Divisions (including fixed account), net	(548)	(34)	(1,541)	(33)
Increase (decrease) in net assets derived from
principal transactions	(919)	(58)	(6,383)	(286)
Total increase (decrease) in net assets	(1,146)	(67)	9,211	(79)
Net assets at December 31, 2020	$6,842	$168	$67,146	$744

The accompanying notes are an integral part of these financial statements.
51

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net assets at January 1, 2019	$9,159	$675	$6,423	$8,952

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	(10)	89	125
Total realized gain (loss) on investments
and capital gains distributions	2,599	184	385	1,036
Net unrealized appreciation (depreciation)
of investments	169	9	330	737
Net increase (decrease) in net assets resulting from operations	2,638	183	804	1,898
Changes from principal transactions:
Premiums	523	16	356	747
Death benefits	(9)	—	—	(47)
Surrenders and withdrawals	(758)	(107)	(1,170)	(534)
Cost of insurance and administrative charges	(6)	(2)	(5)	(14)
Transfers between Divisions (including fixed account), net	70	4	(305)	30
Increase (decrease) in net assets derived from
principal transactions	(180)	(89)	(1,124)	182
Total increase (decrease) in net assets	2,458	94	(320)	2,080
Net assets at December 31, 2019	11,617	769	6,103	11,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(174)	(12)	72	73
Total realized gain (loss) on investments
and capital gains distributions	602	32	192	1,138
Net unrealized appreciation (depreciation)
of investments	3,452	233	244	197
Net increase (decrease) in net assets resulting from operations	3,880	253	508	1,408
Changes from principal transactions:
Premiums	383	10	286	617
Death benefits	(9)	—	—	—
Surrenders and withdrawals	(758)	(32)	(715)	(802)
Cost of insurance and administrative charges	(5)	(2)	(4)	(12)
Transfers between Divisions (including fixed account), net	(686)	(27)	120	46
Increase (decrease) in net assets derived from
principal transactions	(1,075)	(51)	(313)	(151)
Total increase (decrease) in net assets	2,805	202	195	1,257
Net assets at December 31, 2020	$14,422	$971	$6,298	$12,289

The accompanying notes are an integral part of these financial statements.
52

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Net assets at January 1, 2019	$13,753	$5,468	$11,879	$4,205

Increase (decrease) in net assets
Operations:
Net investment income (loss)	201	15	179	9
Total realized gain (loss) on investments
and capital gains distributions	1,328	639	732	724
Net unrealized appreciation (depreciation)
of investments	863	758	1,397	406
Net increase (decrease) in net assets resulting from operations	2,392	1,412	2,308	1,139
Changes from principal transactions:
Premiums	844	158	438	164
Death benefits	—	(7)	(23)	(29)
Surrenders and withdrawals	(1,266)	(662)	(1,253)	(394)
Cost of insurance and administrative charges	(16)	(4)	(8)	(2)
Transfers between Divisions (including fixed account), net	474	(58)	(75)	(77)
Increase (decrease) in net assets derived from
principal transactions	36	(573)	(921)	(338)
Total increase (decrease) in net assets	2,428	839	1,387	801
Net assets at December 31, 2019	16,181	6,307	13,266	5,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	142	—	125	7
Total realized gain (loss) on investments
and capital gains distributions	1,136	639	21	678
Net unrealized appreciation (depreciation)
of investments	408	303	(551)	(88)
Net increase (decrease) in net assets resulting from operations	1,686	942	(405)	597
Changes from principal transactions:
Premiums	645	90	334	131
Death benefits	—	(8)	(117)	—
Surrenders and withdrawals	(1,358)	(392)	(1,028)	(306)
Cost of insurance and administrative charges	(13)	(3)	(6)	(2)
Transfers between Divisions (including fixed account), net	(298)	(58)	(425)	(120)
Increase (decrease) in net assets derived from
principal transactions	(1,024)	(371)	(1,242)	(297)
Total increase (decrease) in net assets	662	571	(1,647)	300
Net assets at December 31, 2020	$16,843	$6,878	$11,619	$5,306

The accompanying notes are an integral part of these financial statements.
53

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Net assets at January 1, 2019	$6,666	$4,648	$26	$1,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(18)	1	22
Total realized gain (loss) on investments
and capital gains distributions	837	959	—	22
Net unrealized appreciation (depreciation)
of investments	814	(48)	5	207
Net increase (decrease) in net assets resulting from operations	1,646	893	6	251
Changes from principal transactions:
Premiums	360	354	1	89
Death benefits	(28)	(1)	—	—
Surrenders and withdrawals	(704)	(726)	(1)	(112)
Cost of insurance and administrative charges	(4)	(2)	—	(1)
Transfers between Divisions (including fixed account), net	(141)	(77)	3	(14)
Increase (decrease) in net assets derived from
principal transactions	(517)	(452)	3	(38)
Total increase (decrease) in net assets	1,129	441	9	213
Net assets at December 31, 2019	7,795	5,089	35	1,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(10)	1	15
Total realized gain (loss) on investments
and capital gains distributions	(66)	(63)	—	8
Net unrealized appreciation (depreciation)
of investments	469	228	2	71
Net increase (decrease) in net assets resulting from operations	406	155	3	94
Changes from principal transactions:
Premiums	284	264	3	85
Death benefits	(8)	(1)	—	—
Surrenders and withdrawals	(608)	(377)	—	(55)
Cost of insurance and administrative charges	(3)	(2)	—	(1)
Transfers between Divisions (including fixed account), net	(204)	(48)	—	55
Increase (decrease) in net assets derived from
principal transactions	(539)	(164)	3	84
Total increase (decrease) in net assets	(133)	(9)	6	178
Net assets at December 31, 2020	$7,662	$5,080	$41	$1,689

The accompanying notes are an integral part of these financial statements.
54

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Small Company Portfolio - Class I
Net assets at January 1, 2019	$45,246	$8,266	$1,965	$94

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(223)	26	(19)	(1)
Total realized gain (loss) on investments
and capital gains distributions	6,611	1,141	389	15
Net unrealized appreciation (depreciation)
of investments	8,296	1,155	248	9
Net increase (decrease) in net assets resulting from operations	14,684	2,322	618	23
Changes from principal transactions:
Premiums	838	214	154	—
Death benefits	(143)	(2)	—	—
Surrenders and withdrawals	(5,229)	(1,130)	(393)	—
Cost of insurance and administrative charges	(29)	(5)	(1)	—
Transfers between Divisions (including fixed account), net	(615)	(151)	12	(3)
Increase (decrease) in net assets derived from
principal transactions	(5,178)	(1,074)	(228)	(3)
Total increase (decrease) in net assets	9,506	1,248	390	20
Net assets at December 31, 2019	54,752	9,514	2,355	114

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(474)	11	(29)	—
Total realized gain (loss) on investments
and capital gains distributions	7,219	1,448	326	(13)
Net unrealized appreciation (depreciation)
of investments	12,088	346	405	18
Net increase (decrease) in net assets resulting from operations	18,833	1,805	702	5
Changes from principal transactions:
Premiums	638	161	108	—
Death benefits	(170)	(41)	—	—
Surrenders and withdrawals	(4,072)	(1,232)	(304)	(82)
Cost of insurance and administrative charges	(26)	(4)	(1)	—
Transfers between Divisions (including fixed account), net	(1,357)	491	(154)	(15)
Increase (decrease) in net assets derived from
principal transactions	(4,987)	(625)	(351)	(97)
Total increase (decrease) in net assets	13,846	1,180	351	(92)
Net assets at December 31, 2020	$68,598	$10,694	$2,706	$22

The accompanying notes are an integral part of these financial statements.
55

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Select	Wanger USA
Net assets at January 1, 2019	$28,571	$13,589	$3,218	$3,548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(366)	(212)	(47)	(47)
Total realized gain (loss) on investments
and capital gains distributions	5,324	2,506	78	469
Net unrealized appreciation (depreciation)
of investments	2,690	865	819	607
Net increase (decrease) in net assets resulting from operations	7,648	3,159	850	1,029
Changes from principal transactions:
Premiums	670	410	131	213
Death benefits	(77)	(32)	—	—
Surrenders and withdrawals	(3,113)	(1,580)	(293)	(299)
Cost of insurance and administrative charges	(18)	(9)	(3)	(3)
Transfers between Divisions (including fixed account), net	(416)	(208)	(205)	19
Increase (decrease) in net assets derived from
principal transactions	(2,954)	(1,419)	(370)	(70)
Total increase (decrease) in net assets	4,694	1,740	480	959
Net assets at December 31, 2019	33,265	15,329	3,698	4,507

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(433)	(200)	(23)	(56)
Total realized gain (loss) on investments
and capital gains distributions	2,775	142	113	(128)
Net unrealized appreciation (depreciation)
of investments	9,535	3,495	717	1,024
Net increase (decrease) in net assets resulting from operations	11,877	3,437	807	840
Changes from principal transactions:
Premiums	475	299	126	147
Death benefits	(255)	(65)	(8)	(3)
Surrenders and withdrawals	(2,516)	(1,112)	(490)	(561)
Cost of insurance and administrative charges	(15)	(7)	(2)	(3)
Transfers between Divisions (including fixed account), net	(1,217)	(447)	(159)	(175)
Increase (decrease) in net assets derived from
principal transactions	(3,528)	(1,332)	(533)	(595)
Total increase (decrease) in net assets	8,349	2,105	274	245
Net assets at December 31, 2020	$41,614	$17,434	$3,972	$4,752

The accompanying notes are an integral part of these financial statements.
56

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1.Organization
ReliaStar Life Insurance Company Separate Account N (the “Account”) was established by Northern Life Insurance Company (“Northern Life”) to support the operations of variable annuity contracts (“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company (“ReliaStar Life” or the “Company”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2020, the Account had 80 investment divisions (the “Divisions”), 16 of which invest in independently managed mutual funds and 64 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2020, and related Trusts are as follows:

AIM Variable Insurance Funds:	Franklin Templeton Variable Insurance Products Trust:
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Franklin Small Cap Value VIP Fund - Class 2
American Funds Insurance Series®:	Lord Abbett Series Fund, Inc.:
Growth Fund - Class 2	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Growth-Income Fund - Class 2	Neuberger Berman Advisers Management Trust®:
International Fund - Class 2	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
Fidelity® Variable Insurance Products II:	PIMCO Variable Insurance Trust:
Fidelity® VIP Contrafund® Portfolio - Initial Class	PIMCO VIT Real Return Portfolio - Administrative Class
Fidelity® VIP Index 500 Portfolio - Initial Class	Pioneer Variable Contracts Trust:
Fidelity® Variable Insurance Products V:	Pioneer High Yield VCT Portfolio - Class I
Fidelity® VIP Government Money Market Portfolio - Initial Class	Voya Balanced Portfolio, Inc.:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Voya Balanced Portfolio - Class I
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
57

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Voya Intermediate Bond Portfolio:	Voya Partners, Inc.: (continued)
Voya Intermediate Bond Portfolio - Class I	VY® Columbia Contrarian Core Portfolio - Service Class
Voya Investors Trust:	VY® Invesco Comstock Portfolio - Initial Class
Voya Government Liquid Assets Portfolio - Class I	VY® Invesco Comstock Portfolio - Service Class
Voya High Yield Portfolio - Institutional Class	VY® Invesco Equity and Income Portfolio - Initial Class
Voya Large Cap Growth Portfolio - Institutional Class	VY® Invesco Equity and Income Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Voya Large Cap Value Portfolio - Institutional Class	VY® Invesco Oppenheimer Global Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Voya U.S. Stock Index Portfolio - Institutional Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	Voya Strategic Allocation Portfolios, Inc.:
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	Voya Strategic Allocation Growth Portfolio - Class I
VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Strategic Allocation Moderate Portfolio - Class I
VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Variable Funds:
Voya Money Market Portfolio:	Voya Growth and Income Portfolio - Class I
Voya Government Money Market Portfolio - Class I	Voya Variable Portfolios, Inc.:
Voya Partners, Inc.:	Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global Bond Portfolio - Service Class	Voya Index Plus LargeCap Portfolio - Class I
Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Index Plus MidCap Portfolio - Class I
Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class I
Voya Solution 2025 Portfolio - Initial Class	Voya International Index Portfolio - Class I
Voya Solution 2025 Portfolio - Service Class	Voya International Index Portfolio - Class S
Voya Solution 2035 Portfolio - Initial Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Solution 2035 Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class I
Voya Solution 2045 Portfolio - Initial Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Solution 2045 Portfolio - Service Class	Voya Small Company Portfolio - Class I
Voya Solution Income Portfolio - Initial Class	Voya Variable Products Trust:
Voya Solution Income Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Wanger Advisors Trust:
VY® Baron Growth Portfolio - Initial Class	Wanger Select
VY® Baron Growth Portfolio - Service Class	Wanger USA
VY® Columbia Contrarian Core Portfolio - Initial Class

The names of certain Divisions were changed during 2020. The following is a summary of the current and former names for those Divisions:

Current Name	Former Name
Voya Variable Portfolios, Inc.:	Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global Equity Portfolio - Class I

During 2020, there were no Divisions closed to contract owners.
58

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.
59

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, surrenders and withdrawals, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life).

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account except as follows:

On January 4, 2021, Voya Financial, Inc. (“Voya Financial”) consummated a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial including Security Life of Denver Company ("SLD").

Concurrently with the sale, SLD entered into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York ("RLNY"), and Voya Retirement Insurance and Annuity Company ("VRIAC"), each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY reinsured to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC remain subsidiaries of Voya Financial and remain liable to the underlying policyholders, even if SLD defaults on its obligations with respect to the ceded business.

3.    Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agent or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2020 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2020. The Account had no liabilities as of December 31, 2020.

60

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of 0.15% to 0.20% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.
61

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.
Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed accumulation benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Contracts may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

5.    Related Party Transactions
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.35% of the average net assets of each respective Fund.

62

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	$22	$59
American Funds Insurance Series®:
Growth Fund - Class 2	1,608	2,625
Growth-Income Fund - Class 2	871	1,547
International Fund - Class 2	415	896
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	857	10,751
Fidelity® VIP Index 500 Portfolio - Initial Class	3,212	10,700
Fidelity® Variable Insurance Products V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	3,489	2,450
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,282	1,785
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,889	2,885
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	424	693
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	154	225
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	518	551
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	784	2,392
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	422	824
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	25	13
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	2,679	2,228
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	367	661
Voya High Yield Portfolio - Institutional Class	585	996
Voya Large Cap Growth Portfolio - Institutional Class	5,536	5,265
Voya Large Cap Growth Portfolio - Service Class	290	527
Voya Large Cap Value Portfolio - Institutional Class	664	797
Voya Limited Maturity Bond Portfolio - Service Class	405	563
Voya U.S. Stock Index Portfolio - Institutional Class	389	410
VY® Clarion Global Real Estate Portfolio - Institutional Class	852	563
VY® Invesco Growth and Income Portfolio - Service 2 Class	55	68
VY® Invesco Growth and Income Portfolio - Service Class	1,045	750
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	919	1,202

63

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust: (continued)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	$157	$2,637
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	11,681	12,194
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	840	557
VY® T. Rowe Price Equity Income Portfolio - Service Class	34	22
VY® T. Rowe Price International Stock Portfolio - Institutional Class	781	1,177
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	40	23
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	26	176
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,041	439
Voya International High Dividend Low Volatility Portfolio - Service Class	65	23
Voya Solution 2025 Portfolio - Initial Class	1,021	1,011
Voya Solution 2025 Portfolio - Service Class	28	11
Voya Solution 2035 Portfolio - Initial Class	1,135	939
Voya Solution 2035 Portfolio - Service Class	54	126
Voya Solution 2045 Portfolio - Initial Class	731	311
Voya Solution 2045 Portfolio - Service Class	15	95
Voya Solution Income Portfolio - Initial Class	164	935
Voya Solution Income Portfolio - Service Class	19	139
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	267	338
VY® American Century Small-Mid Cap Value Portfolio - Service Class	3	25
VY® Baron Growth Portfolio - Initial Class	243	894
VY® Baron Growth Portfolio - Service Class	6	32
VY® Columbia Contrarian Core Portfolio - Initial Class	237	355
VY® Columbia Contrarian Core Portfolio - Service Class	3	3
VY® Invesco Comstock Portfolio - Initial Class	478	669
VY® Invesco Comstock Portfolio - Service Class	7	23
VY® Invesco Equity and Income Portfolio - Initial Class	1,233	1,124
VY® Invesco Equity and Income Portfolio - Service Class	62	74
VY® Invesco Oppenheimer Global Portfolio - Initial Class	2,184	4,468
VY® Invesco Oppenheimer Global Portfolio - Service Class	65	248
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	710	1,111
VY® JPMorgan Mid Cap Value Portfolio - Service Class	19	63
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	4,770	7,342
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	75	307
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	1,102	1,879
VY® T. Rowe Price Growth Equity Portfolio - Service Class	87	116
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	959	989
Voya Strategic Allocation Growth Portfolio - Class I	1,639	833
Voya Strategic Allocation Moderate Portfolio - Class I	1,669	1,815
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	863	632

64

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	$511	$1,628
Voya Index Plus LargeCap Portfolio - Class I	821	709
Voya Index Plus MidCap Portfolio - Class I	419	955
Voya Index Plus SmallCap Portfolio - Class I	488	610
Voya International Index Portfolio - Class I	5	1
Voya International Index Portfolio - Class S	221	122
Voya Russell™ Large Cap Growth Index Portfolio - Class I	3,196	6,134
Voya Russell™ Large Cap Index Portfolio - Class I	1,310	1,572
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	364	595
Voya Small Company Portfolio - Class I	2	97
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,927	4,086
Voya SmallCap Opportunities Portfolio - Class I	261	1,726
Wanger Advisors Trust:
Wanger Select	492	659
Wanger USA	630	851

65

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7.    Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	829	2,217	(1,388)	734	2,725	(1,991)
American Funds Insurance Series®:
Growth Fund - Class 2	62,494	105,703	(43,209)	60,006	102,040	(42,034)
Growth-Income Fund - Class 2	34,142	78,988	(44,846)	62,013	87,282	(25,269)
International Fund - Class 2	57,885	90,777	(32,892)	65,037	74,602	(9,565)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	32,672	148,475	(115,803)	46,616	159,325	(112,709)
Fidelity® VIP Index 500 Portfolio - Initial Class	76,672	215,787	(139,115)	78,213	215,218	(137,005)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	329,419	243,202	86,217	246,888	319,373	(72,485)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	126,173	107,442	18,731	63,943	79,124	(15,181)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	25,419	79,643	(54,224)	18,957	82,080	(63,123)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	10,106	33,084	(22,978)	11,324	25,666	(14,342)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	10,580	13,809	(3,229)	6,079	18,292	(12,213)
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	12,081	17,437	(5,356)	4,724	12,011	(7,287)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	80,797	183,360	(102,563)	70,416	150,099	(79,683)
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	21,127	48,351	(27,224)	17,799	21,348	(3,549)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	—	331	(331)	—	1,131	(1,131)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	156,598	174,048	(17,450)	107,224	222,609	(115,385)
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	40,319	68,338	(28,019)	35,324	12,883	22,441
Voya High Yield Portfolio - Institutional Class	42,443	109,565	(67,122)	663,828	22,947	640,881
Voya Large Cap Growth Portfolio - Institutional Class	51,164	181,958	(130,794)	44,025	211,906	(167,881)
66

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust: (continued)
Voya Large Cap Growth Portfolio - Service Class	2,679	16,316	(13,637)	2,673	19,102	(16,429)
Voya Large Cap Value Portfolio - Institutional Class	20,103	50,567	(30,464)	27,140	33,867	(6,727)
Voya Limited Maturity Bond Portfolio - Service Class	41,316	57,240	(15,924)	24,094	114,050	(89,956)
Voya U.S. Stock Index Portfolio - Institutional Class	11,290	14,849	(3,559)	9,914	9,669	245
VY® Clarion Global Real Estate Portfolio - Institutional Class	28,577	49,756	(21,179)	29,028	43,093	(14,065)
VY® Invesco Growth and Income Portfolio - Service 2 Class	844	3,127	(2,283)	991	6,229	(5,238)
VY® Invesco Growth and Income Portfolio - Service Class	17,205	42,347	(25,142)	15,721	58,817	(43,096)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	20,668	50,614	(29,946)	30,077	46,824	(16,747)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	26,121	95,463	(69,342)	27,912	103,334	(75,422)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	320,767	534,994	(214,227)	359,952	375,195	(15,243)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	22,879	26,648	(3,769)	23,865	63,732	(39,867)
VY® T. Rowe Price Equity Income Portfolio - Service Class	543	745	(202)	561	2,968	(2,407)
VY® T. Rowe Price International Stock Portfolio - Institutional Class	29,500	72,173	(42,673)	47,537	83,749	(36,212)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	4,065	2,261	1,804	—	95	(95)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	1,421	11,677	(10,256)	2,344	5,242	(2,898)
Voya International High Dividend Low Volatility Portfolio - Initial Class	47,373	56,910	(9,537)	48,182	72,340	(24,158)
Voya International High Dividend Low Volatility Portfolio - Service Class	2,552	3,009	(457)	2,600	9,130	(6,530)
Voya Solution 2025 Portfolio - Initial Class	51,012	69,013	(18,001)	50,972	90,690	(39,718)
Voya Solution 2025 Portfolio - Service Class	688	454	234	1,988	33,933	(31,945)
Voya Solution 2035 Portfolio - Initial Class	38,118	60,186	(22,068)	50,348	53,480	(3,132)
Voya Solution 2035 Portfolio - Service Class	1,052	6,409	(5,357)	1,117	1,960	(843)
Voya Solution 2045 Portfolio - Initial Class	32,856	22,753	10,103	26,433	35,909	(9,476)
Voya Solution 2045 Portfolio - Service Class	—	5,036	(5,036)	—	10,371	(10,371)
Voya Solution Income Portfolio - Initial Class	6,343	61,063	(54,720)	16,341	51,953	(35,612)
Voya Solution Income Portfolio - Service Class	383	8,311	(7,928)	198	9,111	(8,913)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	7,053	9,597	(2,544)	8,271	18,612	(10,341)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	91	1,052	(961)	272	2,820	(2,548)
VY® Baron Growth Portfolio - Initial Class	7,843	17,524	(9,681)	9,484	17,720	(8,236)
VY® Baron Growth Portfolio - Service Class	200	885	(685)	263	1,650	(1,387)
VY® Columbia Contrarian Core Portfolio - Initial Class	7,800	14,143	(6,343)	6,949	10,267	(3,318)
VY® Columbia Contrarian Core Portfolio - Service Class	54	84	(30)	62	151	(89)
VY® Invesco Comstock Portfolio - Initial Class	12,652	27,833	(15,181)	16,532	30,919	(14,387)
VY® Invesco Comstock Portfolio - Service Class	182	1,221	(1,039)	181	1,919	(1,738)
67

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc.: (continued)
VY® Invesco Equity and Income Portfolio - Initial Class	39,494	64,981	(25,487)	38,179	119,874	(81,695)
VY® Invesco Equity and Income Portfolio - Service Class	1,442	3,322	(1,880)	1,488	2,900	(1,412)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	36,397	127,375	(90,978)	43,369	140,313	(96,944)
VY® Invesco Oppenheimer Global Portfolio - Service Class	1,352	7,967	(6,615)	1,709	8,503	(6,794)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	8,502	32,768	(24,266)	12,992	20,718	(7,726)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	166	2,442	(2,276)	345	1,938	(1,593)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	38,856	208,395	(169,539)	54,375	210,011	(155,636)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	538	7,533	(6,995)	905	1,270	(365)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	20,583	39,063	(18,480)	22,732	26,749	(4,017)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	1,419	2,760	(1,341)	782	3,616	(2,834)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	39,081	54,901	(15,820)	26,906	84,573	(57,667)
Voya Strategic Allocation Growth Portfolio - Class I	33,096	38,505	(5,409)	37,036	29,703	7,333
Voya Strategic Allocation Moderate Portfolio - Class I	39,721	84,300	(44,579)	67,405	67,109	296
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	11,716	25,010	(13,294)	9,273	33,039	(23,766)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	60,793	168,540	(107,747)	52,586	129,385	(76,799)
Voya Index Plus LargeCap Portfolio - Class I	13,610	23,907	(10,297)	12,101	23,042	(10,941)
Voya Index Plus MidCap Portfolio - Class I	17,105	33,189	(16,084)	16,140	30,675	(14,535)
Voya Index Plus SmallCap Portfolio - Class I	18,463	23,919	(5,456)	15,188	28,579	(13,391)
Voya International Index Portfolio - Class I	246	21	225	507	259	248
Voya International Index Portfolio - Class S	15,222	10,048	5,174	10,246	12,706	(2,460)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	34,223	142,926	(108,703)	35,709	176,735	(141,026)
Voya Russell™ Large Cap Index Portfolio - Class I	28,676	45,899	(17,223)	9,409	42,805	(33,396)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	7,114	15,986	(8,872)	8,798	15,842	(7,044)
Voya Small Company Portfolio - Class I	—	3,134	(3,134)	—	108	(108)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	35,440	177,825	(142,385)	41,354	175,687	(134,333)
Voya SmallCap Opportunities Portfolio - Class I	10,075	31,314	(21,239)	11,155	35,238	(24,083)
Wanger Advisors Trust:
Wanger Select	5,634	22,003	(16,369)	6,564	19,380	(12,816)
Wanger USA	9,977	27,631	(17,654)	11,353	13,625	(2,272)

68

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8.    Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ending December 31, 2020, 2019, 2018, 2017, and 2016, follows:

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
2020		10	$34.35	$353	0.58%	1.40%	18.24%
2019		12	$29.05	$339	0.30%	1.40%	24.73%
2018		14	$23.29	$318	0.29%	1.40%	-11.58%
2017		14	$26.34	$365	0.92%	1.40%	12.56%
2016		19	$23.40	$435	0.49%	1.40%	16.42%
Growth Fund - Class 2
2020		784	$37.98	$29,794	0.29%	1.40%	50.00%
2019		828	$25.32	$20,961	0.76%	1.40%	28.92%
2018		870	$19.64	$17,080	0.46%	1.40%	-1.65%
2017		921	$19.96	$18,381	0.51%	1.40%	26.55%
2016		985	$15.78	$15,542	0.75%	1.40%	7.93%
Growth-Income Fund - Class 2
2020		536	$24.64	$13,206	1.26%	1.40%	12.00%
2019		581	$22.00	$12,781	1.70%	1.40%	24.36%
2018		606	$17.69	$10,723	1.47%	1.40%	-3.17%
2017		662	$18.27	$12,094	1.40%	1.40%	20.67%
2016		704	$15.14	$10,658	1.45%	1.40%	10.03%
International Fund - Class 2
2020		640	15.35	9,826	0.58%	1.40%	12.37%
2019		673	$13.66	$9,192	1.48%	1.40%	21.21%
2018		683	$11.27	$7,693	1.71%	1.40%	-14.36%
2017		737	$13.16	$9,700	1.30%	1.40%	30.30%
2016		748	$10.10	$7,559	1.38%	1.40%	2.12%

69

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	Expense RatioC	(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2020		962		$97.06		$93,363	0.24%	1.40%		28.74%
2019		1,078		$75.39		$81,244	0.47%	1.40%		29.76%
2018		1,190		$58.10		$69,165	0.74%	1.40%		-7.69%
2017		1,306		$62.94		$82,177	1.00%	1.40%		20.18%
2016		1,412		$52.37		$73,969	0.79%	1.40%		6.51%
Fidelity® VIP Index 500 Portfolio - Initial Class
2020		1,512		$70.61		$106,784	1.60%	1.40%		16.60%
2019		1,651		$60.56		$100,010	1.99%	1.40%		29.51%
2018		1,788		$46.76		$83,619	1.94%	1.40%		-5.82%
2017		1,936		$49.65		$96,100	1.78%	1.40%		20.01%
2016		2,097		$41.37		$86,732	1.43%	1.40%		10.32%
Fidelity® VIP Government Money Market Portfolio - Initial Class
2020		407		$12.55		$5,112	0.30%	1.40%		-1.10%
2019		321	$9.81	to	$12.69	$4,073	1.90%	1.40%	0.62%	to	0.63%
2018		394	$9.75	to	$12.61	$4,961	1.57%	1.40%	0.21%	to	0.24%
2017		414	$9.73	to	$12.58	$5,204	0.66%	1.40%	-0.79%	to	-0.71%
2016		510	$9.80	to	$12.68	$6,460	0.19%	1.40%	-1.21%	to	-1.17%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2020		556		$21.94		$12,205	2.25%	1.40%		7.87%
2019		538		$20.34		$10,934	2.73%	1.40%		8.19%
2018		553		$18.80		$10,396	2.40%	1.40%		-1.93%
2017		591		$19.17		$11,324	2.36%	1.40%		2.73%
2016		633		$18.66		$11,801	2.36%	1.40%		3.32%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2020		557		$47.74		$26,603	1.61%	1.40%		5.20%
2019		611		$45.38		$27,746	2.02%	1.40%		25.67%
2018		675		$36.11		$24,357	2.25%	1.40%		-9.57%
2017		768		$39.93		$30,647	1.65%	1.40%		11.32%
2016		848		$35.87		$30,414	2.21%	1.40%		16.39%

70

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Franklin Small Cap Value VIP Fund - Class 2
2020		160	$27.17	$4,354	1.29%	1.40%	3.74%
2019		183	$26.19	$4,800	1.07%	1.40%	24.60%
2018		198	$21.02	$4,154	0.96%	1.40%	-14.10%
2017		212	$24.47	$5,187	0.50%	1.40%	9.09%
2016		227	$22.43	$5,100	0.77%	1.40%	28.39%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2020		102	$19.62	$1,995	0.99%	1.40%	1.08%
2019		105	$19.41	$2,036	0.92%	1.40%	20.93%
2018		117	$16.05	$1,880	0.70%	1.40%	-16.23%
2017		125	$19.16	$2,393	0.60%	1.40%	5.33%
2016		132	$18.19	$2,393	0.51%	1.40%	14.76%
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
2020		118	$40.09	$4,728	0.56%	1.40%	17.91%
2019		123	$34.00	$4,192	0.41%	1.40%	24.13%
2018		131	$27.39	$3,577	0.50%	1.40%	-7.03%
2017		148	$29.46	$4,363	0.49%	1.40%	16.77%
2016		170	$25.23	$4,296	0.66%	1.40%	8.33%
PIMCO VIT Real Return Portfolio - Administrative Class
2020		802	$16.64	$13,343	1.43%	1.40%	10.13%
2019		904	$15.11	$13,662	1.68%	1.40%	6.94%
2018		984	$14.13	$13,902	2.49%	1.40%	-3.55%
2017		1,043	$14.65	$15,280	2.33%	1.40%	2.23%
2016		1,075	$14.33	$15,413	2.30%	1.40%	3.69%
Pioneer High Yield VCT Portfolio - Class I
2020		149	$20.79	$3,093	5.03%	1.40%	1.02%
2019		176	$20.58	$3,621	4.99%	1.40%	12.89%
2018		180	$18.23	$3,273	4.81%	1.40%	-4.65%
2017		181	$19.12	$3,469	4.64%	1.40%	5.75%
2016		184	$18.08	$3,325	4.92%	1.40%	12.65%

71

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Balanced Portfolio - Class I
2020		28	$20.34	$560	2.22%	1.40%	9.35%
2019		28	$18.60	$519	2.45%	1.40%	17.42%
2018		29	$15.84	$459	2.41%	1.40%	-8.12%
2017		31	$17.24	$538	2.56%	1.40%	13.12%
2016		34	$15.24	$517	1.73%	1.40%	6.35%
Voya Intermediate Bond Portfolio - Class I
2020		1,033	$16.55	$17,103	3.48%	1.40%	6.29%
2019		1,051	$15.57	$16,360	3.45%	1.40%	8.35%
2018		1,166	$14.37	$16,761	3.57%	1.40%	-1.98%
2017		1,267	$14.66	$18,564	3.35%	1.40%	3.60%
2016		1,377	$14.15	$19,483	2.40%	1.40%	2.91%
Voya Government Liquid Assets Portfolio - Class I
2020		135	$9.84	$1,327	0.27%	1.40%	-1.11%
2019		163	$9.95	$1,621	1.86%	1.40%	0.51%
2018		140	$9.90	$1,389	1.54%	1.40%	0.20%
2017		148	$9.88	$1,465	0.64%	1.40%	-0.70%
2016		153	$9.95	$1,522	—	1.40%	-1.19%
Voya High Yield Portfolio - Institutional Class
2020		574	$10.90	$6,254	5.24%	1.40%	4.51%
2019	8/23/2019	641	$10.43	$6,683	(d)	1.40%	(d)
2018		(d)	(d)	(d)	(d)	(d)	(d)
2017		(d)	(d)	(d)	(d)	(d)	(d)
2016		(d)	(d)	(d)	(d)	(d)	(d)
Voya Large Cap Growth Portfolio - Institutional Class
2020		1,272	$37.66	$47,915	0.46%	1.40%	29.06%
2019		1,403	$29.18	$40,941	0.68%	1.40%	30.91%
2018		1,571	$22.29	$35,013	0.66%	1.40%	-2.83%
2017		1,767	$22.94	$40,552	0.64%	1.40%	27.94%
2016		1,885	$17.93	$33,797	0.55%	1.40%	2.52%
72

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2020		56	$36.70	$2,072	0.25%	1.40%	28.77%
2019		70	$28.50	$1,998	0.41%	1.40%	30.55%
2018		87	$21.83	$1,889	0.38%	1.40%	-3.11%
2017		102	$22.53	$2,300	0.41%	1.40%	27.65%
2016		116	$17.65	$2,045	0.09%	1.40%	2.26%
Voya Large Cap Value Portfolio - Institutional Class
2020		219	$18.71	$4,102	1.99%	1.40%	4.76%
2019		250	$17.86	$4,458	2.18%	1.40%	23.43%
2018		256	$14.47	$3,711	2.07%	1.40%	-9.11%
2017		277	$15.92	$4,417	2.45%	1.40%	11.95%
2016		294	$14.22	$4,183	2.44%	1.40%	12.32%
Voya Limited Maturity Bond Portfolio - Service Class
2020		333	$11.46	$3,816	1.96%	1.40%	1.78%
2019		349	$11.26	$3,929	1.51%	1.40%	2.55%
2018		439	$10.98	$4,817	1.47%	1.40%	-0.27%
2017		475	$11.01	$5,235	1.69%	1.40%	-0.27%
2016		482	$11.04	$5,317	1.24%	1.40%	-0.09%
Voya U.S. Stock Index Portfolio - Institutional Class
2020		77	$33.55	$2,592	1.83%	1.40%	16.49%
2019		81	$28.80	$2,328	1.65%	1.40%	29.32%
2018		81	$22.27	$1,795	1.72%	1.40%	-5.99%
2017		91	$23.68	$2,163	1.79%	1.40%	19.83%
2016		91	$19.77	$1,802	2.14%	1.40%	10.08%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2020		312	$14.75	$4,600	5.35%	1.40%	-6.17%
2019		333	$15.72	$5,235	3.00%	1.40%	23.00%
2018		347	$12.78	$4,436	5.57%	1.40%	-9.81%
2017		366	$14.17	$5,189	3.74%	1.40%	9.25%
2016		378	$12.97	$4,904	1.39%	1.40%	-0.54%

73

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® Invesco Growth and Income Portfolio - Service 2 Class
2020		18	$23.86	$424	1.56%	1.40%	1.32%
2019		20	$23.55	$472	2.09%	1.40%	22.78%
2018		25	$19.18	$485	1.29%	1.40%	-14.91%
2017		27	$22.53	$604	1.81%	1.40%	12.14%
2016		29	$20.10	$590	0.82%	1.40%	18.10%
VY® Invesco Growth and Income Portfolio - Service Class
2020		395	$24.64	$9,741	1.81%	1.40%	1.48%
2019		421	$24.28	$10,211	2.46%	1.40%	23.00%
2018		464	$19.74	$9,153	1.47%	1.40%	-14.80%
2017		498	$23.17	$11,547	1.98%	1.40%	12.31%
2016		527	$20.63	$10,868	2.15%	1.40%	18.22%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2020		323	$38.65	$12,476	0.31%	1.40%	31.55%
2019		353	$29.38	$10,365	0.01%	1.40%	29.89%
2018		370	$22.62	$8,359	0.60%	1.40%	-17.92%
2017		388	$27.56	$10,706	0.49%	1.40%	41.02%
2016		399	$19.54	$7,802	1.21%	1.40%	11.34%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2020		611	$39.33	$24,045	—	1.40%	14.90%
2019		681	$34.23	$23,298	1.17%	1.40%	24.97%
2018		756	$27.39	$20,705	0.67%	1.40%	-11.59%
2017		836	$30.97	$25,906	0.68%	1.40%	14.28%
2016		912	$27.11	$24,737	0.74%	1.40%	20.22%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2020		2,320	$36.66	$85,055	1.22%	1.40%	16.34%
2019		2,534	$31.51	$79,861	1.52%	1.40%	22.65%
2018		2,550	$25.69	$65,517	2.22%	1.40%	-0.93%
2017		2,548	$25.92	$66,048	1.27%	1.40%	13.53%
2016		2,400	$22.84	$54,814	1.38%	1.40%	6.53%

74

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2020		268	$29.26	$7,850	4.75%	1.40%	-0.14%
2019		272	$29.30	$7,971	2.71%	1.40%	24.89%
2018		312	$23.46	$7,317	2.43%	1.40%	-10.36%
2017		336	$26.17	$8,789	2.34%	1.40%	14.83%
2016		349	$22.79	$7,954	2.52%	1.40%	17.47%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2020		16	$31.26	$485	3.47%	1.40%	-0.48%
2019		16	$31.41	$494	2.52%	1.40%	24.69%
2018		18	$25.19	$457	2.33%	1.40%	-10.61%
2017		17	$28.17	$488	1.96%	1.40%	14.65%
2016		20	$24.58	$502	2.02%	1.40%	17.10%
VY® T. Rowe Price International Stock Portfolio - Institutional Class
2020		553	$23.59	$13,039	2.44%	1.40%	13.14%
2019		595	$20.85	$12,414	1.01%	1.40%	26.29%
2018		632	$16.51	$10,430	2.00%	1.40%	-15.20%
2017		690	$19.47	$13,430	1.39%	1.40%	26.43%
2016		751	$15.40	$11,557	1.69%	1.40%	0.79%
Voya Government Money Market Portfolio - Class I
2020		5	$9.82	$45	—	1.40%	-1.11%
2019		3	$9.93	$28	3.57%	1.40%	0.51%
2018		3	$9.88	$28	—	1.40%	0.20%
2017		3	$9.86	$29	0.58%	1.40%	-0.80%
2016		3	$9.94	$31	0.08%	1.40%	-1.19%
Voya Global Bond Portfolio - Service Class
2020		14	$15.26	$214	2.86%	1.40%	7.31%
2019		24	$14.22	$345	2.54%	1.40%	6.12%
2018		27	$13.40	$364	3.46%	1.40%	-3.53%
2017		28	$13.89	$388	2.49%	1.40%	7.76%
2016		24	$12.89	$307	1.57%	1.40%	4.63%

75

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya International High Dividend Low Volatility Portfolio - Initial Class
2,020		471	$10.60	$4,994	3.35%	1.40%	-2.12%
2,019		481	$10.83	$5,204	2.21%	1.40%	15.21%
2,018		505	$9.40	$4,747	2.22%	1.40%	-16.15%
2,017		542	$11.21	$6,080	2.01%	1.40%	20.67%
2,016		553	$9.29	$5,142	3.33%	1.40%	0.43%
Voya International High Dividend Low Volatility Portfolio - Service Class
2,020		34	$10.26	$349	3.09%	1.40%	-2.29%
2,019		35	$10.50	$362	1.90%	1.40%	14.75%
2,018		41	$9.15	$375	1.85%	1.40%	-16.36%
2,017		45	$10.94	$490	1.74%	1.40%	20.35%
2,016		48	$9.09	$436	3.13%	1.40%	0.22%
Voya Solution 2025 Portfolio - Initial Class
2020		395	$17.17	$6,776	2.11%	1.40%	12.30%
2019		413	$15.29	$6,311	2.58%	1.40%	16.72%
2018		453	$13.10	$5,929	2.27%	1.40%	-6.83%
2017		473	$14.06	$6,654	2.07%	1.40%	14.03%
2016		511	$12.33	$6,302	2.32%	1.40%	4.67%
Voya Solution 2025 Portfolio - Service Class
2020		15	$20.50	$305	2.09%	1.40%	11.96%
2019		15	$18.31	$268	1.40%	1.40%	16.48%
2018		47	$15.72	$733	2.14%	1.40%	-7.04%
2017		51	$16.91	$855	2.23%	1.40%	13.64%
2016		77	$14.88	$1,139	2.05%	1.40%	4.42%
Voya Solution 2035 Portfolio - Initial Class
2020		508	$18.23	$9,267	1.99%	1.40%	13.09%
2019		531	$16.12	$8,553	2.50%	1.40%	20.48%
2018		534	$13.38	$7,139	2.13%	1.40%	-9.35%
2017		516	$14.76	$7,611	1.87%	1.40%	18.17%
2016		478	$12.49	$5,974	2.39%	1.40%	4.96%

76

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Solution 2035 Portfolio - Service Class
2,020		23	$22.50	$517	1.48%	1.40%	12.90%
2,019		28	$19.93	$565	2.29%	1.40%	20.21%
2,018		29	$16.58	$484	1.89%	1.40%	-9.60%
2,017		31	$18.34	$576	1.56%	1.40%	17.79%
2,016		31	$15.57	$489	2.10%	1.40%	4.78%
Voya Solution 2045 Portfolio - Initial Class
2020		254	$18.65	$4,741	1.68%	1.40%	14.98%
2019		244	$16.22	$3,960	2.27%	1.40%	22.51%
2018		254	$13.24	$3,357	1.80%	1.40%	-11.32%
2017		252	$14.93	$3,761	1.37%	1.40%	19.82%
2016		241	$12.46	$3,005	1.80%	1.40%	5.15%
Voya Solution 2045 Portfolio - Service Class
2020		8	$23.69	$179	1.37%	1.40%	14.67%
2019		13	$20.66	$260	2.16%	1.40%	22.18%
2018		23	$16.91	$388	1.62%	1.40%	-11.47%
2017		25	$19.10	$477	1.10%	1.40%	19.60%
2016		25	$15.97	$398	1.56%	1.40%	4.86%
Voya Solution Income Portfolio - Initial Class
2020		200	$16.23	$3,249	2.69%	1.40%	10.63%
2019		255	$14.67	$3,740	3.23%	1.40%	11.81%
2018		291	$13.12	$3,812	2.62%	1.40%	-4.16%
2017		379	$13.69	$5,183	2.50%	1.40%	8.14%
2016		445	$12.66	$5,634	1.24%	1.40%	3.35%
Voya Solution Income Portfolio - Service Class
2020		29	$17.65	$515	2.17%	1.40%	10.38%
2019		37	$15.99	$593	2.55%	1.40%	11.58%
2018		46	$14.33	$660	1.76%	1.40%	-4.40%
2017		77	$14.99	$1,159	2.19%	1.40%	7.76%
2016		93	$13.91	$1,287	1.07%	1.40%	3.04%

77

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2020		75	$51.28	$3,848	1.45%	1.40%	2.40%
2019		78	$50.08	$3,885	1.48%	1.40%	29.14%
2018		88	$38.78	$3,410	1.30%	1.40%	-15.35%
2017		94	$45.81	$4,291	1.24%	1.40%	9.91%
2016		93	$41.68	$3,896	1.60%	1.40%	22.66%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2020		2	$31.76	$65	1.27%	1.40%	2.09%
2019		3	$31.11	$93	1.76%	1.40%	28.87%
2018		6	$24.14	$134	1.22%	1.40%	-15.56%
2017		7	$28.58	$194	0.95%	1.40%	9.58%
2016		9	$26.09	$235	1.34%	1.40%	22.37%
VY® Baron Growth Portfolio - Initial Class
2020		113	$75.48	$8,500	—	1.40%	31.68%
2019		122	$57.32	$7,009	—	1.40%	37.06%
2018		131	$41.82	$5,459	—	1.40%	-3.06%
2017		143	$43.14	$6,150	0.97%	1.40%	26.73%
2016		161	$34.04	$5,477	—	1.40%	4.10%
VY® Baron Growth Portfolio - Service Class
2020		6	$43.69	$280	—	1.40%	31.40%
2019		7	$33.25	$236	—	1.40%	36.61%
2018		8	$24.34	$207	—	1.40%	-3.26%
2017		8	$25.16	$201	0.76%	1.40%	26.43%
2016		8	$19.90	$158	—	1.40%	3.86%
VY® Columbia Contrarian Core Portfolio - Initial Class
2020		81	$32.07	$2,612	0.08%	1.40%	20.11%
2,019		88	$26.70	$2,345	2.33%	1.40%	31.20%
2,018		91	$20.35	$1,855	1.15%	1.40%	-10.04%
2,017		103	$22.62	$2,329	1.15%	1.40%	20.26%
2,016		117	$18.81	$2,208	3.63%	1.40%	7.12%

78

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® Columbia Contrarian Core Portfolio - Service Class
2,020		3	$29.40	$92	—	1.40%	19.76%
2019		3	$24.55	$77	1.45%	1.40%	31.21%
2018		3	$18.71	$61	1.32%	1.40%	-10.26%
2017		4	$20.85	$91	0.89%	1.40%	19.90%
2016		6	$17.39	$96	3.90%	1.40%	6.88%
VY® Invesco Comstock Portfolio - Initial Class
2020		172	$32.81	$5,656	2.32%	1.40%	-1.59%
2019		188	$33.34	$6,255	2.67%	1.40%	23.76%
2018		202	$26.94	$5,441	1.64%	1.40%	-13.38%
2017		218	$31.10	$6,771	1.41%	1.40%	16.31%
2016		240	$26.74	$6,419	2.67%	1.40%	16.46%
VY® Invesco Comstock Portfolio - Service Class
2020		5	$21.86	$102	1.75%	1.40%	-1.89%
2019		6	$22.28	$127	2.30%	1.40%	23.50%
2018		7	$18.04	$134	1.39%	1.40%	-13.60%
2017		7	$20.88	$153	1.15%	1.40%	16.00%
2016		9	$18.00	$154	2.39%	1.40%	16.20%
VY® Invesco Equity and Income Portfolio - Initial Class
2020		585	$24.73	$14,458	1.76%	1.40%	8.46%
2019		610	$22.80	$13,915	2.04%	1.40%	18.44%
2018		692	$19.25	$13,322	2.04%	1.40%	-10.76%
2017		740	$21.57	$15,959	2.19%	1.40%	9.38%
2016		785	$19.72	$15,490	2.01%	1.40%	13.66%
VY® Invesco Equity and Income Portfolio - Service Class
2020		31	$23.54	$738	1.50%	1.40%	8.18%
2019		33	$21.76	$724	1.91%	1.40%	18.13%
2018		35	$18.42	$639	1.74%	1.40%	-10.97%
2017		41	$20.68	$852	1.65%	1.40%	9.12%
2016		45	$18.96	$862	1.84%	1.40%	13.40%

79

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2020		975		$50.07		$48,798	1.04%	1.40%		26.03%
2019		1,066		$39.73		$42,342	0.50%	1.40%		29.96%
2018		1,163		$30.57		$35,541	1.63%	1.40%		-14.42%
2017		1,243		$35.72		$44,380	1.11%	1.40%		34.59%
2016		1,345		$26.54		$35,692	1.18%	1.40%		-1.15%
VY® Invesco Oppenheimer Global Portfolio - Service Class
2020		18		$33.36		$611	0.94%	1.40%		25.65%
2019		25		$26.55		$662	0.15%	1.40%		29.64%
2018		32		$20.48		$650	1.41%	1.40%		-14.63%
2017		32		$23.98		$766	0.95%	1.40%		34.25%
2016		28		$17.87		$503	0.93%	1.40%		-1.38%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2020		154		$44.41		$6,842	1.16%	1.40%		-0.85%
2019		178		$44.79		$7,988	1.24%	1.40%		24.69%
2018		186		$35.92		$6,683	1.38%	1.40%		-13.19%
2017		207		$41.38		$8,569	0.86%	1.40%		12.48%
2016		225		$36.79		$8,263	0.89%	1.40%		13.34%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2020		6		$28.22		$168	0.99%	1.40%		-1.09%
2019		8		$28.53		$235	0.87%	1.40%		24.42%
2018		10		$22.93		$225	1.12%	1.40%		-13.41%
2017		12		$26.48		$311	0.58%	1.40%		12.16%
2016		14		$23.61		$321	0.66%	1.40%		13.07%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2020		1,392	$46.35	to	$48.22	$67,146	0.09%	1.40%		30.01%
2019		1,562	$35.65	to	$37.09	$57,935	0.30%	1.40%	35.27%	to	35.29%
2018		1,717	$26.35	to	$27.42	$47,090	0.19%	1.40%	-4.60%	to	-4.56%
2017		1,911	$27.62	to	$28.73	$54,906	0.62%	1.40%	23.04%	to	23.08%
2016		2,071	$22.44	to	$23.35	$48,344	0.31%	1.40%	5.94%	to	5.95%

80

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2020		16	$46.13	$744	0.13%	1.40%	29.62%
2019		23	$35.59	$823	0.28%	1.40%	34.96%
2018		23	$26.37	$619	—	1.40%	-4.80%
2017		25	$27.69	$703	0.46%	1.40%	22.73%
2016		31	$22.57	$706	0.05%	1.40%	5.71%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2020		216	$66.86	$14,422	—	1.40%	34.77%
2019		234	$49.61	$11,617	0.19%	1.40%	29.02%
2018		238	$38.45	$9,159	0.26%	1.40%	-2.49%
2017		244	$39.42	$9,619	0.06%	1.40%	31.74%
2016		244	$29.93	$7,301	—	1.40%	0.10%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2020		21	$47.24	$971	—	1.40%	34.47%
2019		22	$35.13	$769	—	1.40%	28.63%
2018		25	$27.31	$675	—	1.40%	-2.71%
2017		23	$28.06	$637	—	1.40%	31.41%
2016		21	$21.36	$447	—	1.40%	-0.14%
Voya Strategic Allocation Conservative Portfolio - Class I
2020		285	$22.08	$6,298	2.48%	1.40%	8.93%
2019		301	$20.27	$6,103	2.87%	1.40%	13.24%
2018		359	$17.90	$6,423	2.87%	1.40%	-5.39%
2017		386	$18.92	$7,305	2.52%	1.40%	8.99%
2016		363	$17.36	$6,308	2.97%	1.40%	4.26%
Voya Strategic Allocation Growth Portfolio - Class I
2020		427	$28.79	$12,289	1.90%	1.40%	12.81%
2019		432	$25.52	$11,032	2.67%	1.40%	21.12%
2018		425	$21.07	$8,952	2.12%	1.40%	-9.61%
2017		444	$23.31	$10,357	1.73%	1.40%	16.26%
2016		440	$20.05	$8,813	2.60%	1.40%	5.47%

81

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class I
2020		657	$25.65	$16,843	2.16%	1.40%	11.18%
2019		701	$23.07	$16,181	2.74%	1.40%	17.58%
2018		701	$19.62	$13,753	2.35%	1.40%	-7.37%
2017		755	$21.18	$15,985	1.92%	1.40%	12.90%
2016		808	$18.76	$15,157	2.58%	1.40%	5.16%
Voya Growth and Income Portfolio - Class I
2020		220	$31.25	$6,878	1.29%	1.40%	15.66%
2019		233	$27.02	$6,307	1.66%	1.40%	27.09%
2018		257	$21.26	$5,468	1.80%	1.40%	-5.80%
2017		293	$22.57	$6,613	1.83%	1.40%	18.66%
2016		317	$19.02	$6,032	1.95%	1.40%	8.25%
Voya Global High Dividend Low Volatility Portfolio - Class I
2020		925	$12.57	$11,619	2.27%	1.40%	-2.18%
2019		1,032	$12.85	$13,266	2.86%	1.40%	19.98%
2018		1,109	$10.71	$11,879	5.41%	1.40%	-10.15%
2017		1,203	$11.92	$14,342	2.36%	1.40%	22.01%
2016		1,312	$9.77	$12,811	2.74%	1.40%	4.60%
Voya Index Plus LargeCap Portfolio - Class I
2020		131	$40.44	$5,306	1.40%	1.40%	14.30%
2019		141	$35.38	$5,006	1.61%	1.40%	28.23%
2018		152	$27.59	$4,205	1.48%	1.40%	-8.13%
2017		139	$30.02	$4,186	1.58%	1.40%	22.92%
2016		157	$24.43	$3,835	1.66%	1.40%	8.77%
Voya Index Plus MidCap Portfolio - Class I
2020		187	$40.96	$7,662	1.24%	1.40%	6.75%
2019		203	$38.37	$7,795	1.38%	1.40%	25.31%
2018		218	$30.62	$6,666	1.11%	1.40%	-15.53%
2017		233	$36.25	$8,463	1.32%	1.40%	11.99%
2016		248	$32.37	$8,038	0.99%	1.40%	16.52%

82

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2020		133	$38.28	$5,080	0.96%	1.40%	3.94%
2019		138	$36.83	$5,089	1.07%	1.40%	20.12%
2018		152	$30.66	$4,648	0.94%	1.40%	-13.63%
2017		162	$35.50	$5,761	0.91%	1.40%	8.40%
2016		175	$32.75	$5,716	0.82%	1.40%	25.53%
Voya International Index Portfolio - Class I
2020		2	$16.70	$41	2.63%	1.40%	6.44%
2019		2	$15.69	$35	3.28%	1.40%	19.77%
2018		2	$13.10	$26	3.51%	1.40%	-14.99%
2017		2	$15.41	$31	2.51%	1.40%	23.18%
2016		2	$12.51	$27	2.10%	1.40%	-0.56%
Voya International Index Portfolio - Class S
2020		102	$16.51	$1,689	2.13%	1.40%	6.11%
2019		97	$15.56	$1,511	2.99%	1.40%	19.33%
2018		100	$13.04	$1,298	2.71%	1.40%	-15.05%
2017		93	$15.35	$1,431	2.23%	1.40%	22.80%
2016		86	$12.50	$1,077	2.76%	1.40%	-0.87%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2020		1,210	$56.68	$68,598	0.56%	1.40%	36.55%
2019		1,319	$41.51	$54,752	0.98%	1.40%	33.95%
2018		1,460	$30.99	$45,246	1.12%	1.40%	-2.36%
2017		1,602	$31.74	$50,832	1.14%	1.40%	29.45%
2016		1,716	$24.52	$42,074	1.28%	1.40%	5.10%
Voya Russell™ Large Cap Index Portfolio - Class I
2020		250	$42.86	$10,694	1.41%	1.40%	20.16%
2019		267	$35.67	$9,514	1.72%	1.40%	29.52%
2018		300	$27.54	$8,266	1.70%	1.40%	-4.80%
2017		319	$28.93	$9,225	1.65%	1.40%	20.84%
2016		345	$23.93	$8,265	1.86%	1.40%	9.37%

83

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2020		57		$47.21		$2,706	0.16%	1.40%		32.65%
2019		66		$35.59		$2,355	0.60%	1.40%		32.65%
2018		73		$26.83		$1,965	0.38%	1.40%		-6.68%
2017		78		$28.75		$2,247	0.70%	1.40%		22.60%
2016		82		$23.44		$1,917	0.69%	1.40%		5.30%
Voya Small Company Portfolio - Class I
2020		1		$33.30		$22	1.47%	1.40%		10.74%
2019		4		$30.07		$114	—	1.40%		24.46%
2018		4		$24.16		$94	0.96%	1.40%		-17.03%
2017		4		$29.12		$114	0.33%	1.40%		9.76%
2016		4		$26.53		$105	0.36%	1.40%		22.77%
Voya MidCap Opportunities Portfolio - Class I
2020		1,265	$32.89	to	$59.06	$41,614	0.11%	1.40%		39.19%
2019		1,408	$23.63	to	$42.43	$33,265	0.28%	1.40%	27.52%	to	27.53%
2018		1,542	$18.53	to	$33.27	$28,571	—	1.40%	-8.77%	to	-8.76%
2017		1,717	$20.31	to	$36.47	$34,871	0.14%	1.40%	23.32%	to	23.33%
2016		1,731	$16.47	to	$29.57	$28,513	—	1.40%	5.78%	to	5.80%
Voya SmallCap Opportunities Portfolio - Class I
2020		222		$78.42		$17,434	—	1.40%		24.59%
2019		244		$62.94		$15,329	—	1.40%		23.95%
2018		268		$50.78		$13,589	—	1.40%		-17.04%
2017		289		$61.21		$17,693	0.08%	1.40%		17.08%
2016		308		$52.28		$16,098	—	1.40%		11.83%
Wanger Select
2020		101		$39.46		$3,972	0.68%	1.40%		24.91%
2019		117		$31.59		$3,698	0.09%	1.40%		27.48%
2018		130		$24.78		$3,218	0.19%	1.40%		-13.63%
2017		142		$28.69		$4,064	0.17%	1.40%		24.90%
2016		150		$22.97		$3,447	0.17%	1.40%		11.78%

84

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Wanger USA
2020		109	$43.54	$4,752	—	1.40%	22.51%
2019		127	$35.54	$4,507	0.27%	1.40%	29.28%
2018		129	$27.49	$3,548	0.11%	1.40%	-2.83%
2017		135	$28.29	$3,832	—	1.40%	17.92%
2016		147	$23.99	$3,530	—	1.40%	12.10%

(d)	As investment Division had no investments until 2019 this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

85

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis financial statements of ReliaStar Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Boston, Massachusetts
April 5, 2021

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2020	2019
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$12,199,075	$12,133,711
Bonds - securities loaned and pledged	82,256	380,419
Mortgage loans	1,946,419	2,020,813
Contract loans	484,588	523,256
Cash and short term investments	392,244	224,835
Other invested assets	853,318	836,948
Subsidiaries	242,761	303,362
Securities lending collateral	21,594	336,624
Derivatives	17,274	22,759
Preferred stocks	73,875	80,899
Common stocks	20,880	21,094
Land and Real estate:
Properties occupied by the Company	39,530	40,830
Properties held for sale	162	162
Total cash and invested assets	16,373,976	16,925,712

Deferred and uncollected premiums, less loading (2020-$(13,784); 2019-$(15,698))	(283,917)	(168,068)
Accrued investment income	136,284	144,692
Reinsurance balances recoverable	439,975	320,196
Federal income tax recoverable (including $0 and $12,622 on realized capital losses at December 31, 2020 and 2019, respectively)	—	11,078
Indebtedness from related parties	10,866	5,934
Net deferred tax asset	202,752	182,871
Other assets	130,179	76,116
Separate account assets	2,604,754	2,331,634
Total admitted assets	$19,614,869	$19,830,165

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2020	2019
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$11,097,931	$11,386,766
Accident and health reserves	66,904	82,859
Deposit type contracts	794,319	787,095
Policyholders’ funds	1,834	2,052
Dividends payable	14,902	16,245
Policy and contract claims	520,612	207,806
Total policy and contract liabilities	12,496,502	12,482,823

Interest maintenance reserve	147,956	113,133
Accounts payable and accrued expenses	115,308	109,003
Reinsurance balances	2,068,598	2,416,590
Current federal income taxes payable (including $2,907 and $0 on realized capital losses at December 31, 2020 and 2019, respectively)	5,868	—
Indebtedness to related parties	41,193	46,165
Contingency reserve	—	405
Asset valuation reserve	188,414	223,368
Net transfers from separate accounts due or accrued	(2,955)	(7,295)
Derivatives	90,580	40,589
Payable for securities lending	21,594	336,624
Other liabilities	240,833	200,845
Separate account liabilities	2,604,754	2,331,634
Total liabilities	18,018,645	18,293,884

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	1,387	2,081
Surplus note	100,000	100,000
Paid-in and contributed surplus	497,410	497,410
Unassigned surplus	994,927	934,290
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,596,224	1,536,281
Total liabilities and capital and surplus	$19,614,869	$19,830,165

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$1,124,486	$666,820	$1,122,540
Considerations for supplementary contracts with life contingencies	7,795	5,591	4,564
Net investment income	793,969	786,438	820,127
Amortization of interest maintenance reserve	(5,224)	(2,402)	(2,281)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	493,698	395,039	1,629,052
Other revenue	92,891	81,008	93,148
Total premiums and other revenues	2,507,615	1,932,494	3,667,150

Benefits paid or provided:
Death benefits	478,539	419,907	540,273
Annuity benefits	50,868	52,222	65,761
Surrender benefits and withdrawals	684,495	902,382	1,006,545
Interest and adjustments on contract or deposit-type contract funds	10,422	5,044	72,657
Accident and health benefits	590,572	116,652	88,977
Other benefits	7,051	6,786	8,005
(Decrease) increase in life, annuity and accident and health reserves	(303,787)	(650,787)	659,875
Net transfers from separate accounts	(123,694)	(142,968)	(135,106)
Total benefits paid or provided	1,394,466	709,238	2,306,987

Insurance expenses and other deductions:
Commissions	256,865	266,959	294,372
General expenses	398,447	380,625	334,567
Insurance taxes, licenses and fees	64,935	61,963	57,968
Other deductions	92,238	399,602	462,291
Total insurance expenses and other deductions	812,485	1,109,149	1,149,198

Gain from operations before policyholder dividends, federal income taxes and net realized capital gains (losses)	300,664	114,107	210,965

Dividends to policyholders	8,960	9,401	24,591

Gain from operations before federal income taxes and net realized capital gains (losses)	291,705	104,706	186,374

Federal income tax expense	42,668	62,132	86,359
Gain from operations before net realized capital gains (losses)	249,037	42,574	100,015
Net realized capital (losses) gains	(43,633)	(7,109)	621
Net income	$205,404	$35,465	$100,636

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	2,081	2,773	3,466
Release of gain on sale/leaseback of home property from unassigned surplus	(694)	(692)	(693)
Balance at end of year	1,387	2,081	2,773

Surplus note:
Balance at beginning and end of year	100,000	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	497,410	857,410	857,410
Capital contributions returned - extraordinary distribution	—	(360,000)	—
Balance at end of year	497,410	497,410	857,410

Unassigned surplus:
Balance at beginning of year	934,290	670,253	519,700
Net income	205,404	35,465	100,636
Change in net unrealized capital gains	(96,220)	29,857	30,373
Change in nonadmitted assets	(16,742)	27,720	23,050
Change in liability for reinsurance in unauthorized companies	69	1,635	462
Change in reserve due to change in valuation basis	1,003	—	(1,241)
Change in asset valuation reserve	34,954	(20,434)	(23,681)
Tax on change in valuation basis	75	—	—
Change in net deferred income tax	12,141	264	42,333
Deferred gain on reinsurance of existing business	—	267,613	40,322
Amortization of gain on reinsurance	(83,827)	(77,516)	(65,563)
Release of gain on sale/leaseback of home property to special surplus	694	692	693
Amortization of pension and other post-employment benefits	381	(1,259)	3,169
Separate Account valuation basis change	2,705	—	—
Balance at end of year	994,927	934,290	670,253

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,596,224	$1,536,281	$1,632,936
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,408,038	$617,860	$1,025,561
Net investment income received	918,136	853,212	874,498
Commissions and expenses paid	(909,268)	(860,350)	(772,487)
Benefits paid	(1,612,421)	(1,532,421)	(1,847,502)
Net transfers from separate accounts	130,238	144,295	141,907
Dividends paid to policyholders	(10,303)	(12,467)	(14,513)
Federal income taxes paid	(33,366)	(56,620)	(87,850)
Miscellaneous income	164,745	521,824	383,421
Net cash provided by (used in) operations	55,799	(324,667)	(296,965)
Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	1,791,492	2,167,352	2,169,339
Stocks	50,503	7,469	51
Mortgage loans	156,855	326,905	275,220
Real estate	600	1,655	17,389
Other invested assets	91,892	49,169	247,772
Net gains or (losses) on cash and short term investments	23	11	(10)
Miscellaneous proceeds	29,559	13,834	10,516
Total investment proceeds	2,120,924	2,566,395	2,720,277

Cost of investments acquired:
Bonds	1,605,200	1,523,373	1,827,057
Stocks	44,933	27,206	21,864
Mortgage loans	83,599	191,226	268,714
Real estate	69	2,680	39,735
Other invested assets	114,705	142,467	355,410
Miscellaneous applications	18,939	29,113	12,807
Total cost of investments acquired	1,867,445	1,916,065	2,525,587
Net decrease (increase) in contract loans	38,675	29,598	(26,615)
Net cash provided by investment activities	292,154	679,928	168,075
Financing and Miscellaneous Activities
Other cash (applied) provided:
Capital and surplus paid-out	—	(360,000)	—
Net deposits (withdrawals) on deposit type contracts	7,224	(51,795)	157,243
Dividends paid to stockholder	—	—	—
Funds withheld under reinsurance treaty	(38,635)	(71,538)	(55,559)
Other cash (applied) provided	(149,133)	162,720	(74,513)
Net cash (used in) provided by financing and miscellaneous activities	(180,544)	(320,613)	27,172
Net increase (decrease) in cash and short term investments	167,409	34,648	(101,718)
Cash and short term investments:
Beginning of year	224,835	190,187	291,905
End of year	$392,244	$224,835	$190,187

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Reinsurance on Venerable Transaction	$—	$—	$926,320

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

The Company has two wholly owned insurance subsidiaries, ReliaStar Life Insurance Company of New York (“RNY”) and Roaring River, LLC (“RR”).

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING.  Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Insurance Company ("SLD" and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of SLD and a subsidiary of SLDI. The Company reinsured to SLD a 100% quota share, of their respective in-scope individual life insurance and annuities business. The Company remains a subsidiary of Voya Financial, Inc. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets. As of January 4, 2021, SLD and SLDI as well as several subsidiaries of SLD and one subsidiary of SLDI are no longer affiliates of the Company.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

The Company prospectively adopted Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products ("VM-20") effective January 1, 2020 for new sales of certain employee benefits life insurance policies, as required by the valuation manual.

    Commissioners Annuity Reserve Valuation Method ("CARVM") for variable annuities is interpreted in Actuarial Guidance 43 ("AG43") which first became effective on December 31, 2009 for all variable annuity contracts issued on or after January 1, 1981.  AG43 was subsequently incorporated in Valuation Manual 21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). VM-21, which was initially very similar to AG 43, is effective for all variable annuity contracts issued on or after January 1, 2017. AG43 was revised in 2019, effective January 1, 1020.  As a result of the revisions, AG43 reserve guidance is essentially identical to the VM-21 reserve guidance as to its provisions, but still applies to the same respective eras of contracts.  The Company adopted the revisions effective January 1, 2020.  The 2020 revisions include provision for an optional phase-in.  The Company has not elected the phase-in.  The 2020 revisions include a new standard projection amount.  Of the two options available for calculation of the standard projection amount, the company has elected the CTE with prescribed assumptions (CTEPA) method.  The net impact of the revisions to surplus is an increase of $1.1 including the tax impact of the valuation basis change. The impact to the separate account change in valuation basis is $2.7.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the National Association of Insurance Commissioners ("NAIC").

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an OTTI is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including residential mortgage backed securities/ collateralized mortgage obligations ("CMO"), asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as an impairment. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that a credit loss, the impairment is bifurcated into the amount representing the present value of the decrease in cash flows expected not to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder’s equity.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Properties held for sale are reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate Investments ("SSAP No. 40R"), shall be nonadmitted until the required appraisals are obtained.

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation Method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U. S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reinsurance: Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.
Policyholder Dividends: Policyholder dividends are recognized when declared.

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets.  Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Department of Commerce-Insurance Division.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a change to earnings over the term of the notes.

Participation Fund Account: On January 3, 1989, the Minnesota Department of Commerce-Insurance Division approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $39.7 and $45.7 as of December 31, 2020 and 2019, respectively) with respect to such policies are included in the Company's financial statements, but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.

The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds-Revised.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities as well as securities that have experienced an OTTI. For certain securities, including Agency-backed securities, the retrospective adjustment method is used to determine amortized cost.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method. See Note 3 for additional information related to an affiliate surplus note.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Options: The Company may use equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within Fixed Indexed Annuities ("FIA") contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio.  Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non- qualifying hedging relationships.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying audited U.S. GAAP equity amount adjusted to a limited statutory accounting basis as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an OTTI has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.00% to 13.25% for 2020.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $97.1 and $102.1 for any surrender value promised in excess of the reserves as otherwise legally computed reserves at December 31, 2020 and 2019.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Department of Commerce-Insurance Division, is $5.6 billion and $5.6 billion at December 31, 2020 and 2019, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $410.9 and $402.7 at December 31, 2020 and 2019, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54R, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

Participating Insurance: Participating business approximates less than 1% of the Company's life insurance in force and less than 2% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2020	2019
	(In Thousands)
Deferred and uncollected premium	$7,297	$8,838
Reinsurance recoverable	18,546	—
Health care and other amounts receivable	517	934
Other - suspense and clearing	4,966	4,812
Total nonadmitted assets	$31,326	$14,584

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2020. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2020.
Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM-21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Project Amount are prescribed. Stochastic scenarios, are generated from a prescribed scenario generator ("VM-20"). All other assumptions are set by the actuary using prudent estimates except for prescribed asset defaults and spreads.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division. The Minnesota Department of Commerce-Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.
The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce-Insurance Division.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On May 8, 2013, the Company, with the permission of the Minnesota Department of Commerce-Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

For the years ended December 31, 2020, 2019, and 2018, the Company had no such permitted accounting practices.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.    Investments
Bonds and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$590,193	$171,212	$4	$761,401
States, municipalities, and political subdivisions	454,768	70,133	22	524,879
Foreign other (par value - $2,104,150 )	2,098,885	312,428	3,136	2,408,177
Foreign government (par value - $265,134)	263,209	45,214	—	308,423
Corporate securities	6,372,899	1,431,450	4,689	7,799,660
Residential mortgage backed securities	1,157,340	148,521	8,269	1,297,592
Commercial mortgage backed securities	907,973	71,190	7,212	971,951
Other asset backed securities	436,063	21,175	2,870	454,368
Total bonds	12,281,330	2,271,323	26,202	14,526,451
Preferred stocks	73,875	20,318	—	94,193
Common stocks	16,273	4,607	—	20,880
Total equity securities	90,148	24,925	—	115,073
Total	$12,371,478	$2,296,248	$26,202	$14,641,524

At December 31, 2019
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$599,559	$95,793	$10	$695,342
States, municipalities, and political subdivisions	463,008	39,156	72	502,092
Foreign other (par value - $2,210,480)	2,219,459	203,148	3,132	2,419,475
Foreign government (par value - $278,772)	277,296	30,346	—	307,642
Corporate securities	6,529,946	895,092	7,318	7,417,720
Residential mortgage backed securities	1,187,919	129,473	6,284	1,311,108
Commercial mortgage backed securities	772,444	44,100	1,037	815,507
Other asset backed securities	464,499	12,856	4,409	472,946
Total bonds	12,514,130	1,449,964	22,262	13,941,832
Preferred stocks	80,899	11,804	—	92,703
Common stocks	17,521	3,573	—	21,094
Total equity securities	98,420	15,377	—	113,797
Total	$12,612,550	$1,465,341	$22,262	$14,055,629

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of debt securities with unrealized losses and the time period that amortized cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2020
Fair value	$252,592	$343,124	$159,659	$755,375
Unrealized loss	7,033	13,481	5,687	26,201

At December 31, 2019
Fair value	$423,250	$74,136	$317,303	$814,689
Unrealized loss	6,153	1,479	14,631	22,263
The amortized cost and fair value of investments in bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$365,935	$372,351
Due after 1 year through 5 years	1,359,020	1,467,832
Due after 5 years through 10 years	1,859,080	2,131,601
Due after 10 years	6,195,920	7,830,757
	9,779,955	11,802,541
Residential mortgage-backed securities	1,157,340	1,297,592
Commercial mortgage-backed securities	907,973	971,950
Other asset-backed securities	436,063	454,368
Total	$12,281,331	$14,526,451

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Pre-2008 vintage subprime and Alt-A mortgage collateral continues to reflect a housing market entrenched in recovery. While collateral losses continue to be realized, the pace and magnitude at which losses are being realized are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. More broadly, home prices have moved steadily higher, further supporting bond payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in the years following the trough in home prices, have stabilized at sustainable levels, when measured on a nationwide basis. While certain geographies began to show signs of slowing in the fourth quarter, this backdrop overall remains supportive of continued improvement in overall borrower payment behavior. In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.
The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2020
Residential mortgage-backed securities	$80,903	$77,451	$88,234	$334
Structured securities	13,875	13,580	15,310	1
Total	$94,778	$91,031	$103,544	$335

December 31, 2019
Residential mortgage-backed securities	$92,008	$88,135	$103,293	$92
Structured securities	16,331	16,429	18,398	—
Total	$108,339	$104,564	$121,691	$92

December 31, 2018
Residential mortgage-backed securities	$101,533	$98,069	$111,908	$169
Structured securities	23,422	23,784	25,974	—
Total	$124,955	$121,853	$137,882	$169

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2020 or 2019.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2020, 2019, and 2018:

	General Account	Separate Account
	(In Thousands)
2020
Number of CUSIPs	75	—
Aggregate Amount of Investment Income	$10,941	$—

2019
Number of CUSIPs	89	—
Aggregate Amount of Investment Income	$8,697	$—

2018
Number of CUSIPs	73	—
Aggregate Amount of Investment Income	$8,612	$—

The following table shows 5GI securities at December 31, 2020 and 2019:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(In Thousands)
	2020	2019	2020	2019	2020	2019
Bonds - AC	13	13	$167	$164	$190	$176
LB&SS- AC	18	18	3,289	6,298	9,734	8,796
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	31	31	$3,455	$6,462	$9,924	$8,972

AC- Amortized Cost FV- Fair Value LB- Loan-backed Securities SS- Structured Securities

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2020 were 5.5% and 3.0%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2020 and 2019.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2020, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 78.1% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2020
Recorded investment (all)
Current	$—	$—	$—	$—	$1,944,417	$—	$1,944,417
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	2,001	—	2,001
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,902,081	$—	$1,902,081

December 31, 2019
Recorded investment (all)
Current	$—	$—	$—	$—	$2,020,813	$—	$2,020,813
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,765,739	$—	$1,765,739

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2020 and 2019.

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2020, 2019 and 2018:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2020
Average recorded investment	$—	$—	$—	$—	$20,875	$—	$20,875
Interest income recognized	—	—	—	—	771	—	771
Recorded Investments on nonaccrual status	—	—	—	—	2,001	—	2,001
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	777	—	777

December 31, 2019
Average recorded investment	$—	$—	$—	$—	$1,161	$—	$1,161
Interest income recognized	—	—	—	—	58	—	58
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	65	—	65

December 31, 2018
Average recorded investment	$—	$—	$—	$—	$—	$—	$—
Interest income recognized	—	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

The Company recognizes interest income on its impaired loans upon receipt.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has no allowances for credit losses as of December 31, 2020 and 2019.

The Company had no mortgage loans derecognized as a result of foreclosure as of December 31, 2020.

The following table shows mortgage loans derecognized as a result of foreclosure as of December 31, 2019:

2019
Aggregate amount of mortgage loans derecognized	$1,185
Real estate collateral recognized	—
Other collateral recognized	1,185
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—

In connection with the closing of the Transaction, the Company purchased certain real property used as Voya Financial, Inc. Atlanta Campus from its then affiliate, VIAC. The cost of the property at time of acquisition was $39.7. As of December 31, 2018, the property is classified as Properties occupied by the company in accordance with SSAP No. 40R.

The Company owned a portion of land (1.47 acres) of a whole block (4.28 acres) located at 680 West Peachtree Street in Midtown Atlanta. It was part of a block bounded by Spring Street, Ponce de Leon, West Peachtree Street and Third Street consisting of three other owners of land. Cousins Properties executed a Purchase and Sale Agreement with the owners of the whole block (4.28 acres). On November 13, 2018, the Company sold its portion of the block (1.47 acres) to Cousins 3WPL and LLC, a Georgia Limited Liability Company. The Company received $17.4 net of closing costs. The Company recognized a gain of $12.4. An additional amount of $1.6 was received and recognized as a gain in 2019 as a result of this sale.

The Company owned 2.102 acres located at 5780 Powers Ferry Road in Sandy Springs, Georgia. The Company was contacted by The Georgia Department of Transportation (GDOT) in September 2018 requesting a Permanent Easement and Right of Way for the upcoming widening of an exit ramp on Interstate 285. The Company engaged a local land planner to provide guidance on the potential use of the entire parcel (2.102 acres). The City of Sandy Springs had changed the zoning classification of the land to include the development of town homes. Based on the change in zoning, the land planner determined that 12 town homes could be developed on the parcel and a local appraiser (CBRE) subsequently provided a land value of $0.6 for such a development. In November 2019, the Company replied to GDOT’s proposal by offering the entire 2.102 acre parcel for $0.6. On June 17, 2020 GDOT confirmed that they would accept the $0.6 offer. On October 9, 2020, the Company sold the entire parcel to GDOT. The Company recognized a gain of $0.3.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses
Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2020	2019	2018
	(In Thousands)
Realized capital (losses)	$(55)	$(10,080)	$(6,614)
Amount transferred to IMR (net of related taxes of
$9,532 in 2020, $196 in 2019 and $(2,077) in 2018)	(35,860)	(736)	7,815
Federal income tax (expense) benefit	(7,718)	3,707	(580)
Net realized capital (losses) gains	$(43,633)	$(7,109)	$621

Realized capital (losses)gains include losses of $64.1, $18.0 and $14.7 related to securities that have experienced an other than temporary decline in value during 2020, 2019 and 2018, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.2 billion, $1.4 billion and $1.5 billion in 2020, 2019 and 2018, respectively. Gross gains of $89.3, $52.0 and $28.4 and gross losses of $25.6, $20.9 and $32.7 during 2020, 2019 and 2018, respectively, were realized on those sales. A portion of the gains and losses realized in 2020, 2019 and 2018 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2020:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$9,782	$1,643	$—	$8,139
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$9,782	$1,643	$—	$8,139

Second quarter:
Aggregate intent to sell	$108,926	$9,894	$—	$99,032
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$108,926	$9,894	$—	$99,032

Third quarter:
Aggregate intent to sell	$60,639	$1,426	$—	$59,213
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$60,639	$1,426	$—	$59,213

Fourth quarter:
Aggregate intent to sell	$32,104	$624	$—	$31,480
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$32,104	$624	$—	$31,480

Total	N/A	$13,587	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2019:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$267	$44	$—	$223
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$267	$44	$—	$223

Second quarter:
Aggregate intent to sell	$6,821	$1,559	$—	$5,262
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$6,821	$1,559	$—	$5,262

Third quarter:
Aggregate intent to sell	$20,691	$163	$—	$20,528
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$20,691	$163	$—	$20,528

Fourth quarter:
Aggregate intent to sell	$60,304	$1,529	$—	$58,775
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$60,304	$1,529	$—	$58,775

Total	N/A	$3,295	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2018.

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$1,685	$374	$—	$1,311
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$1,685	$374	$—	$1,311

Second quarter:
Aggregate intent to sell	$654	$85	$—	$569
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$654	$85	$—	$569

Third quarter:
Aggregate intent to sell	$7,040	$1,650	$—	$5,390
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$7,040	$1,650	$—	$5,390

Fourth quarter:
Aggregate intent to sell	$10,495	$2,532	$—	$7,963
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$10,495	$2,532	$—	$7,963

Total	N/A	$4,641	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2020:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
12667GTM5	$156	$156	$—	$156	$140
12669GUL3	127	106	21	106	99
17307GE87	875	853	23	853	819
225458PN2	330	325	5	325	301
362341FQ7	1,636	1,629	7	1,629	1,437
362341XE4	720	710	10	710	709
36242DT52	2,629	2,544	85	2,544	2,207
46627MBY2	2,925	2,895	30	2,895	2,589
57643MMM3	166	146	20	146	146
75116CAA4	182	176	6	176	158
761118JH2	220	213	7	213	213
761118VY1	99	94	5	94	92
92913BAL2	111	47	65	47	47
94983JAC6	418	410	8	410	394
05948KN70	363	361	2	361	361
12667GTM5	148	148	1	148	140
12669EEH5	152	53	99	53	53
12669GJB8	89	87	2	87	82
225458PN2	313	308	5	308	303
46627MBY2	2,769	2,708	61	2,708	2,698
92915KAC0	425	220	205	220	220
92915XAE8	1,149	605	544	605	605
92916NAB5	996	450	546	450	450
92916PAC8	442	237	205	237	237
92916UAB9	428	245	182	245	245
92916YAE5	347	171	176	171	171
92917TAE5	547	342	206	342	342
12667GTM5	140	134	6	134	134
12669EEH5	74	52	22	52	52
12669GJB8	83	79	4	79	79
225458PN2	299	295	4	295	295
36242DT52	2,390	2,299	92	2,299	2,231
59020UDN2	66	63	3	63	63
93935EAC8	162	162	—	162	158
12667GTM5	125	125	—	125	125
12669EEH5	150	52	98	52	52
2254582D9	192	180	12	180	180

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
225458PN2	280	279	1	279	280
3623417S2	2,227	2,218	8	2,218	2,218
36242DT52	2,241	2,237	4	2,237	2,191
			$2,780

Securities with no amount disclosed represents an OTTI of less than $1.
The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $2.8, $0.3 and $0.3 in 2020, 2019 and 2018, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2020
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$13,342	$412,784
Greater than 12 months	5,009	144,599
Total	$18,351	$557,383

	December 31, 2019
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$6,694	$432,758
Greater than 12 months	5,036	166,405
Total	$11,730	$599,163

Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

investment and the amount of the impairments for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year ended December 31
Description	2020	2019	2018
	(In Thousands)
ABRY PARTNERS VII LP	$—	$119	$—
AEOLUS PROP CATA KEYSTONE PF FUND	5	—	—
AMERICAN SECURITIES PARTNERS VIII LP	101	17	—
APOLLO HYBRID VALUE FUND LP	—	2	—
APOLLO INVESTMENT FUND IX LP	—	33	—
BERKSHIRE FUND IX LP	—	616	—
BLACKSTONE EQ MANAGED ACCT PORT LP	120	—	—
BLACKSTONE GRP FUND	—	—	353
BOSTON MILLENNIA FUND II, LP PRVT	—	—	111
CARLYLE REALTY PARTNERS VIII LP	—	49	—
CERBERUS RM FUND	31	—	—
CHAMBERS ENERGY CAPITAL III	1,962	198	—
CHARLESBANK CAP PTNS IX LP	—	24	—
CHARLESBANK CAP PTNS IX OVERAGE PR	—	5	—
CLARION CAPITAL PARTNERS III	—	25	—
CORVEX PARTNERS LP	—	629	—
CVC CREDIT PARTNERS EURO MID MARKET	479	—	—
DYAL CAPITAL PARTNERS IV	90	29	—
EAST LODDGE EUROPEAN ABS FUND	215	—	—
ENCAP ENERGY CAPITAL FUND XI LP	—	75	—
ENERGY CAPITAL PARTNERS, LP PRVT	31	129	1,845
EQT INFRASTRUCTURE IV	—	36	—
ESG CROSS BORDER EQUITY FUND LP	—	—	1,251
FS EQUITY PARTNERS VIII LP	—	20	—
FUNDAMENTAL PARTNERS L.P. PRVT	—	—	517
GCG INVESTORS IV LP	—	100	—
GENERAL ATLANTIC INV PTNS 2019	43	—	—
GENSTAR CAPITAL PARTNERS IX	—	9	—
HARVEST PARTNERS VII LP	342	—	—
J. W. CHILDS EQUITY PARTNERS II, L PRVT	—	—	49
KAYNE SENIOR CREDIT FUND III	199	20	—
KAYNE SENIOR CREDIT FUND IV	183	—	—
KINDERHOOK CAPITAL FUND V-B	282	—	—
KKR GLOBAL INFRASTRUCR INVEST III	—	21	—
MACHINE ZONE COMMON STOCK	1,022	205	—
MACHINE ZONE SERIES D	1,692	322	—
MARANON SR CREDIT STRATEGIES FND V	250	77	—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Year ended December 31
Description	2020	2019	2018
OAKTREE REDF II FUND	235	—	—
PEAK ROCK CAP CREDIT FUND II	—	15	—
POMONA VOYA HOLDINGS II LP	—	148	—
QUAD-C PARTNERS IX	1	—	—
QUANTUM ENERGY PARTNERS VII	433	—	—
SILVER OAK SVS PARTNERS III LP	484	254	—
SHELTER GROWTH OPPOR FUND LTD	846	—	—
SOLOUS LLC	2,090	—	—
TAILWIND CAPITAL PARTNERS III LP	—	33	—
THOMA BRAVO FUND XIII	—	9	—
TRICADIA CS	—	—	30
VISIUM BALANCED FUND	—	29	8
VISTA EQUITY PARTNERS FUND VII LP	—	27	—
Total	$11,136	$3,275	$4,164

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Income:
Equity securities	$5,895	$4,687	$4,127
Bonds	615,438	633,372	642,790
Mortgage loans	87,124	101,997	103,293
Derivatives	1,234	6,762	10,339
Contract loans	25,284	25,123	28,906
Real estate	7,044	7,032	5,862
Other	99,032	58,427	71,086
Total investment income	841,051	837,400	866,403
Investment expenses	(47,082)	(50,962)	(46,276)
Net investment income	$793,969	$786,438	$820,127

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. As of December 31, 2020 and 2019, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $21.2 and $48.9, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $41.4 and $372.0 at December 31, 2020 and 2019, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2020 and 2019 are shown below:

	2020	2019
	(In Thousands)
Open	$21,594	$336,624
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received	—	—
Total collateral received	$21,594	$336,624

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2020 and 2019 are shown below:

	2020		2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—	$—	$—
30 days or less	15,432	15,432	137,036	137,040
31 to 60 days	6,162	6,162	50,970	50,974
61 to 90 days	—	—	25,789	25,792
91 to 120 days	—	—	21,725	21,732
121 to 180 days	—	—	53,039	53,040
181 to 365 days	—	—	48,065	48,080
1 to 2 years	—	—	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$21,594	$21,594	$336,624	$336,658

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There were no amounts held as collateral for transactions that extend beyond one year at December 31, 2020 and 2019.

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. The Company has determined the estimated maximum borrowing capacity from the FHLB as $5.9 billion at December 31, 2020. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2020			2019
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	—	—	—	—	—	—
Excess stock	—	—	—	—	—	—
Aggregate total	$10,000	$—	$10,000	$10,000	$—	$10,000

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2020
General account	$389,481	$335,250	$—	$389,481	$335,250	$—
Separate account	$—	$—	$—	$—	$—	$—
Total	$389,481	$335,250	$—	$389,481	$335,250	$—

As of December 31, 2019
General account	$123,390	$111,388	$—	$123,390	$111,388	$—
Separate account	$—	$—	$—	$—	$—	$—
Total	$123,390	$111,388	$—	$123,390	$111,388	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2020:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	36,582	—	—	—	36,582	335,096	(298,514)	—	36,582	0.2%	0.2%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	10,000	—	—	—	10,000	10,000	—	—	10,000	0.1%	0.1%
On deposit with states	30,147	—	—	—	30,147	27,050	3,097	—	30,147	0.2%	0.2%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	—	—%	0.0%
Pledged collateral to FHLB (including assets backing funding agreements)	335,250	—	—	—	335,250	111,388	223,862	—	335,250	1.7%	1.7%
Derivative Pledged Collateral	45,673	—	—	—	45,673	45,323	350	—	45,673	0.2%	0.2%
Total restricted assets	$457,652	$—	$—	$—	$457,652	$528,857	$(71,205)	$—	$457,652	2.4%	2.4%

* Subset of Total General Account Gross Restricted Assets
There were no restricted assets within the separate accounts at December 31, 2020.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2019:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	335,096	—	335,096	399,583	(64,487)	—	335,096	1.7%	1.7%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	10,000	—	10,000	10,000	—	—	10,000	0.1%	0.1%
On deposit with states	27,050	—	27,050	78,773	(51,723)	—	27,050	0.1%	0.1%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	111,388	—	111,388	—	111,388	—	111,388	0.6%	0.6%
Derivative pledged collateral	45,323	—	45,323	40,594	4,729	—	45,323	0.2%	0.2%
Total restricted assets	$528,857	$—	$528,857	$528,950	$(93)	$—	$528,857	2.7%	2.7

* Subset of Total General Account Gross Restricted Assets
There were no restricted assets within the separate accounts at December 31, 2019.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2020:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$13,920	$13,920	0.08	0.08
Reinvested collateral assets owned	21,594	21,594	0.13	0.13
Total collateral Assets	$35,514	$35,514	0.21%	0.21%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$35,514	0.23%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2019:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$23,922	$23,952	0.14%	0.14%
Reinvested collateral assets owned	336,624	336,657	1.94	1.94
Total collateral assets	$360,546	$360,609	2.08%	2.08%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset (General Account)*	$360,546	2.28%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020, the Company held 1 private placement troubled restructuring loan with a carrying value of $18.2. As of December 31, 2019, the Company held 1 private placement troubled restructuring loan with a carrying value of $17.3.

For the years ended December 31, 2020 and 2019, the Company’s total recorded investment in restructured debts was $18.2 and $17.3, respectively. The Company realized losses related to these investments of $0.0, $11.2, and $0.0 during 2020, 2019, and 2018, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

    Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2020	As of December 31, 2019
Collateral Type:		(In Thousands)
Cash
	Held - OTC contracts	$717	$2,963
	Held - cleared contracts	—	—
	Pledged- Cleared Contracts	104,053	38,039

Securities
	Delivered	45,673	45,323

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the balance sheets, at December 31, 2020 and 2019:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2020
Derivative contracts:
Credit contracts	$33,165	$(524)	$(311)
Equity contracts	43,062	847	847
Foreign exchange contracts	144,852	(8,856)	(6,354)
Interest rate contracts	6,174,160	(64,773)	(103,907)
Total derivatives	$6,395,239	$(73,306)	$(109,725)

December 31, 2019
Derivative contracts:
Credit contracts	$51,044	$(284)	$(284)
Equity contracts	44,274	861	861
Foreign exchange contracts	123,104	(1,734)	(1,085)
Interest rate contracts	4,974,062	(16,673)	(39,410)
Total derivatives	$5,192,484	$(17,830)	$(39,918)

The Company does not have any derivative contracts with financing premiums.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $618.1 and $547.9 and an aggregate market value of $689.2 and $579.9 at December 31, 2020 and 2019, respectively. Those holdings amounted to 5.0% and 4.4% of the Company’s investments in bonds and 3.6% and 3.2% of total admitted assets at December 31, 2020 and 2019, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $135.5 and $21.3 with an aggregate fair value of $146.8 and $21.9 at December 31, 2020 and 2019, respectively. The carrying value of these holdings amounted to 1.1% and 0.2% of the Company’s investment in bonds and 0.8% and 0.1% of the Company’s total admitted assets at December 31, 2020 and 2019.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2020		2019
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$225,125	11.6%	$269,088	13.3%
50% - 60%	501,931	25.8%	478,735	23.7%
60% - 70%	1,109,214	56.9%	1,093,754	54.1%
70% - 80%	110,149	5.7%	173,418	8.6%
80% - 90%	—	—%	5,818	0.3%
Total	$1,946,419	100.0%	$2,020,813	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$1,550,275	79.6%	$1,632,897	80.9%
1.25x to 1.5x	208,167	10.7%	192,596	9.5%
1.0x to 1.25x	123,824	6.4%	136,245	6.7%
Less than 1.0x	64,153	3.3%	59,075	2.9%
Not Applicable*	—	—%	—	—%
Total	$1,946,419	100.0%	$2,020,813	100.0%

*Commercial mortgage loans secured by land or construction loans
If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2020		As of December 31, 2019
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$518,117	26.6	$538,241	26.6%
Hotel/Motel	50,670	2.6	55,410	2.7%
Industrial	389,232	20.0	392,089	19.4%
Mixed Use	16,590	0.9	17,264	0.9%
Office	291,334	15.0	286,386	14.2%
Other	115,747	5.9	121,246	6.0%
Retail	564,729	29.0	610,177	30.2%
Total	$1,946,419	100.0	$2,020,813	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2020		As of December 31, 2019
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$603,165	31.0	$620,049	30.7%
South Atlantic	424,137	21.8	439,152	21.7%
West South Central	165,030	8.5	181,475	9.0%
East North Central	157,118	8.1	154,302	7.6%
Middle Atlantic	289,486	14.9	301,602	14.9%
Mountain	188,296	9.7	200,104	9.9%
West North Central	59,847	3.1	63,575	3.1%
New England	28,420	1.5	33,151	1.6%
East South Central	30,920	1.6	27,403	1.4%
Total	$1,946,419	100.0	$2,020,813	100.0%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2020	2019
	(In Thousands)
2020	$78,004	$—
2019	188,123	186,774
2018	128,230	138,387
2017	182,582	190,928
2016	239,095	246,163
2015	227,965	243,317
2014 and prior	902,421	1,015,244
Total	$1,946,419	$2,020,813

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.    Reserves
At December 31, 2020 and 2019, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account		Separate Account with Guarantees		Separate Account Non-Guaranteed		Total	Percent of Total
December 31, 2020	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$36,251		$16,230		$—		$52,481	0.9%
At book value less current surrender charge of 5% or more	57,698		—		—		57,698	0.9
At fair value	—		—		1,101,453		1,101,453	17.9
Total with market value adjustment or at fair value	93,949		16,230		1,101,453		1,211,632	19.7
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	4,756,372		—		—		4,756,372	77.2
Not subject to discretionary withdrawal	193,878		—		82		193,960	3.1
Total gross individual annuities reserves	5,044,199	—	16,230	—	1,101,535	—	6,161,964	100.0%
Less reinsurance ceded	575,732		—		—		575,732
Total net individual annuities reserves	$4,468,467		$16,230		$1,101,535		$5,586,232
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$22,633		$—		$—		$22,633

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—		$—		$—		$—	—%
At book value less current surrender charge of 5% or more	1,116		—		—		1,116	—
At fair value	—		—		—		—	—
Total with market value adjustment or at fair value	1,116		—		—		1,116	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	2,133,279		—		—		2,133,279	93.9
Not subject to discretionary withdrawal	138,013		—		—		138,013	6.1
Total gross group annuities reserves	2,272,408	—	—	—	—	—	2,272,408	100.0%
Less reinsurance ceded	35,974		—		—		35,974
Total net group annuities reserves	$2,236,434		$—		$—		$2,236,434
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$502		$—		$—		$502

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	Percent of Total

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	575,366	—	—	575,366	71.9
Not subject to discretionary withdrawal	225,003	—	—	225,003	28.1
Total gross deposit type contracts reserves	800,369	—	—	800,369	100.0%
Less reinsurance ceded	6,048	—	—	6,048
Total net deposit type contracts reserves	$794,321	$—	$—	$794,321
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2019	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$83,473	$18,115	$—	$101,588	1.6%
At book value less current surrender charge of 5% or more	23,065	—	—	$23,065	0.4
At fair value	—	—	1,000,907	$1,000,907	16.1
Total with market value adjustment or at fair value	106,538	18,115	1,000,907	1,125,560	18.1%
At book value without adjustment (minimal or no charge or adjustment)	4,879,552	—	—	4,879,552	78.3
Not subject to discretionary withdrawal	225,603	—	2,483	228,086	3.6
Total gross individual annuities reserves	5,211,693	18,115	1,003,390	6,233,198	100.0%
Less reinsurance ceded	657,822	—	—	657,822
Total net individual annuities reserves	$4,553,871	$18,115	$1,003,390	$5,575,376
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$10,379	$—	$—	$10,379

Group Annuities:
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$17,011	$—	$—	$17,011	0.7
Total with market value adjustment or at fair value	17,011	—	—	17,011	0.7%
At book value without adjustment (minimal or no charge or adjustment)	2,166,547	—	—	2,166,547	93.1
Not subject to discretionary withdrawal	144,744	—	—	144,744	6.2
Total gross group annuities reserves	2,328,302	—	—	2,328,302	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$2,328,302	$—	$—	$2,328,302
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$4,279	$—	$—	$4,279

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
At book value without adjustment (minimal or no charge or adjustment)	$570,770	$—	$—	$570,770	71.9%
Not subject to discretionary withdrawal	222,549	—	—	222,549	28.1
Total gross deposit-type contract reserves	793,319	—	—	793,319	100.0%
Less reinsurance ceded	6,224	—	—	6,224
Total net deposit-type contract reserves	$787,095	$—	$—	$787,095
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2020 and 2019, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2020
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$96,731	$632,163
Universal Life	1,060,936	1,079,364	1,474,447
Universal Life with Secondary Guarantees	1,249,358	1,226,776	2,397,542
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	303,780	651,248	1,089,082
Variable Life	2,836	2,836	2,721
Variable Universal life	153,251	152,854	143,733
Miscellaneous Reserves	—	—	2,148
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,935,012
Accidental Death Benefits	XXX	XXX	914
Disability- Active Lives	XXX	XXX	30,595
Disability- Disabled Lives	XXX	XXX	286,816
Miscellaneous Reserves	XXX	XXX	622,063
Total gross life insurance reserves	2,770,161	3,209,809	14,617,236
Less reinsurance ceded	505,811	527,872	10,225,736
Total net life insurance reserves	$2,264,350	$2,681,937	$4,391,500

Separate Account with Guarantees
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	—	—	—
Variable Life	—	—	—
Variable Universal life	—	—	—
Miscellaneous Reserves	—	—	—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
(In Thousands)
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	—	—	—
Less reinsurance ceded	—	—	—
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	—	—	—
Variable Life	31,138	31,138	31,138
Variable Universal life	1,452,056	1,449,165	1,447,374
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	1,483,194	1,480,303	1,478,512
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,483,194	$1,480,303	$1,478,512

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account			Separate Account- Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2019
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$75,444	$570,404	$—	$—	$—
Universal Life	1,113,191	1,124,167	1,584,800	—	—	—
Universal Life with Secondary Guarantees	1,314,147	1,278,783	2,380,009	—	—	—
Other Permanent Cash Value life Insurance	313,803	668,848	1,120,581	—	—	—
Variable Life	3,105	3,105	2,976	28,924	28,924	28,924
Variable Universal life	155,487	154,800	145,400	1,280,764	1,275,959	1,274,181
Miscellaneous Reserves	—	—	2,338	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,915,644	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	905	XXX	XXX	—
Disability- Active Lives	XXX	XXX	30,912	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	293,240	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	613,322	XXX	XXX	—
Total gross life insurance reserves	2,899,733	3,305,147	14,660,531	1,309,688	1,304,883	1,303,105
Less reinsurance ceded	528,104	534,332	10,166,708	—	—	—
Total net life insurance reserves	$2,371,629	$2,770,815	$4,493,823	$1,309,688	$1,304,883	$1,303,105

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2020
Ordinary new business	$2,121	$57
Ordinary renewal	(30,947)	(31,634)
Group Life	(89,792)	(93,149)
Totals	$(118,618)	$(124,726)

December 31, 2019
Ordinary new business	$2,239	$(15)
Ordinary renewal	(19,743)	(24,053)
Group Life	(94,900)	(98,381)
Totals	$(112,404)	$(122,449)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

7.    Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”). The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance plan where participants earn a credit equal to 4% of eligible pay.  The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $4.3, $5.3 and $5.1 for 2020, 2019 and 2018, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $7.3, $6.4 and $5.6 for 2020, 2019 and 2018, respectively.

The Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2013, 2014 and 2019 Omnibus Employee Incentive Plans (the "Omnibus Plans"). The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.The costs allocated to the Company under these holding company arrangements for employee participation were $16.3, $14.5 and $14.5 for 2020, 2019 and 2018, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $34.6 and $29.6 for the years ended December 31, 2020 and 2019, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Retiree Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly health reimbursement arrangement ("HRA") contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2020	2019	2020	2019
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$26,692	$26,640
Service cost	—	—	—	—
Interest cost	—	—	856	1,133
Contribution by plan participants	—	—	—	—
Actuarial (gain) loss	—	—	1,258	1,898
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(2,754)	(2,979)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$26,051	$26,692

Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$3,936	$3,946
Service cost	—	—	—	—
Interest cost	—	—	97	162
Contribution by plan participants	—	—	223	497
Actuarial (gain) loss	—	—	(338)	228
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(557)	(897)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$3,361	$3,936

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Overfunded		Underfunded
	2020	2019	2020	2019
(In Thousands)
Special or Contractual Benefits Per SSAP No. 11
Benefit obligation at beginning of year	$—	$—	$—	$—
Service cost	—	—	—	—
Interest cost	—	—	—	—
Contribution by plan participants	—	—	—	—
Actuarial (gain) loss	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	—	—
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$—
A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits		Special or Contractual Benefits Per SSAP No. 11
	2020	2019	2020	2019	2020	2019
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—
Reporting entity contribution	2,754	2,979	334	400	—	—
Plan participants' contributions	—	—	223	497	—	—
Benefits paid	(2,754)	(2,979)	(557)	(897)	—	—
Business combinations, divestitures and settlements	—	—	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
	(In Thousands)

Components:
Prepaid benefit costs	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—
Accrued benefit costs	18,322	18,123	7,339	8,374
Liability for pension benefits	7,729	8,569	(3,978)	(4,437)

Assets and Liabilities recognized:
Assets (nonadmitted)	$—	$—	$—	$—
Liabilities recognized	26,051	26,692	3,361	3,936

Unrecognized liabilities	$—	$—	$—	$—

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	856	1,133	1,097	97	162	153	—	—	—
Expected return on plan assets	—	—	—	—	—	—	—	—	—
Transition asset or obligation	821	821	821	—	—	—	—	—	—
Gains and losses	1,276	834	1,721	(271)	(246)	(246)	—	—	(10)
Prior service cost or credit	—	—	—	(527)	(542)	(758)	—	—	—
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—	—	—	—
Total net periodic benefit cost	$2,953	$2,788	$3,639	$(701)	$(626)	$(851)	$—	$—	$(10)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
	(In Thousands)
Items not yet recognized - prior year	$8,569	$8,326	$12,149	$(4,437)	$(5,453)	$(6,209)
Net transition asset or obligation recognized	(821)	(821)	(821)	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—	—	—
Net prior service cost or credit recognized	—	—	—	527	542	758
Net gain and loss arising during period	1,258	1,898	(1,281)	(338)	228	(248)
Net gain and loss recognized	(1,276)	(834)	(1,721)	271	246	246
Items not yet recognized - current year	$7,730	$8,569	$8,326	$(3,977)	$(4,437)	$(5,453)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
	(In Thousands)
Net transition asset or obligation	$—	$821	$1,643	$—	$—	$—
Net prior service cost or credit	—	—	—	(1,421)	(1,948)	(2,490)
Net recognized gains and losses	7,729	7,748	6,683	(2,557)	(2,489)	(2,963)

Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2020 and 2019 were as follows:

	2020	2019
Weighted average discount rate	2.67%	3.36%

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 1.98% and 2.96% as of December 31 2020 and 2019, respectively.

Assumptions used in determining expense for the defined benefit plans as of January 1, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Weighted average discount rate	3.36%	4.46%	3.85%

The weighted-average discount rate used to determine expense of other benefit plans was 2.96%, 4.18% and 3.64% as of January 1, 2020, 2019, and 2018 respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 6.50%, decreasing gradually to 5.00% over five years.

The amount of accumulated benefit obligation for defined benefit pension plans was $26.1 and $26.7 as of December 31, 2020 and 2019, respectively.

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2021	$2,677
2022	2,616
2023	2,526
2024	2,416
2025	2,323
2026 through 2030	10,013

The Company’s expected future contributions are equal to its expected future benefit payments.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date.

The Company does not have any regulatory contribution requirements for 2021, and the Company currently intends to make voluntary contributions of $2.7 to the defined benefit pension plan for 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Indexed	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More Than 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2020
Premium, consideration or deposits for the year	$—	$—	$—	$64,208	$64,208

Reserves for separate accounts with assets at:
Fair value	$—	$16,230	$—	$2,585,558	$2,585,558
Amortized cost	—	—	—	—	—
Total reserves	$—	$16,230	$—	$2,585,558	$2,585,558

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	$16,230	$—	$—	$—
At book value without market value adjustment and with
current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	2,585,476	2,585,476
At book value without market value adjustment and with
current surrender charge less than 5%	—	—	—	—	—
Subtotal	—	—	—	2,585,476	2,585,476
Not subject to discretionary withdrawal	—	—	—	81,759	82
Total separate account aggregate reserves	$—	$—	$—	$2,585,558	$2,585,558

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Indexed	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More Than 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2019
Premium, consideration or deposits for the year	$—	$—	$—	$73,707	$—

Reserves for separate accounts with assets at:
Fair value	$—	$18,115	$—	$2,306,495	$—
Total reserves	$—	$18,115	$—	$—	$—

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	$18,115	$—	$—	$—
At fair value	—	—	—	2,304,012	—
Subtotal	—	18,115	—	—	—
Not subject to discretionary withdrawal	—	—	—	2,483	—
Total separate account aggregate reserves	$—	$18,115	$—	$—	$—
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2020 and 2019, the Company reported assets and liabilities from Individual Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2020 and 2019:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2020
Individual Annuity	$1,107,081	$—
Individual Life	1,480,238	—
MVA	17,435	—
	$2,604,754	$—

December 31, 2019
Individual Life	$1,306,604	$—
Individual Annuity	1,007,427	—
MVA	17,603	—
	$2,331,634	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020 and 2019 separate account assets for products registered with the SEC totaled $2.6 billion and $2.3 billion, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2020	$12,302
2019	12,114
2018	12,499
2017	12,107
2016	11,068

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2020	$452
2019	487
2018	246
2017	307
2016	275

The Company does not engage in securities lending transactions within the separate account.
A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$63,552	$73,359	$79,632
Transfers from separate accounts	(187,246)	(216,327)	(214,738)
Transfers as reported in the Statements of Operations	$(123,694)	$(142,968)	$(135,106)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2020 and 2019 was $2.6 billion and $2.3 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

IIPS of Florida, LLC	Voya Financial Advisors, Inc.
ILICA LLC	Voya Financial Holdings I, LLC
Langhorne I, LLC	Voya Financial Holdings II, LLC
Midwestern United Life Insurance Company	Voya Financial Partners, LLC
Pen-Cal Administrators, Inc.	Voya Financial Products Company, Inc.
Pomona Management LLC	Voya Financial, Inc.
Rancho Mountain Properties, Inc.	Voya Funds Services, LLC
ReliaStar Life Insurance Company	Voya Holdings Inc.
ReliaStar Life Insurance Company of New York	Voya Institutional Plan Services, LLC
Roaring River, LLC	Voya Institutional Trust Company
Roaring River II, Inc.	Voya Insurance Solutions, Inc.
Roaring River IV Holding, LLC	Voya International Nominee Holdings, Inc.
Roaring River IV, LLC	Voya Investment Management Alternative Assets LLC
Security Life Assignment Corp.	Voya Investment Management Co. LLC
Security Life of Denver Insurance Company	Voya Investment Management LLC
Security Life of Denver International Limited	Voya Investment Trust Company
SLD America Equities, Inc.	Voya Investments Distributor, LLC
SLDI Georgia Holdings, Inc.	Voya Investments, LLC
Voya Alternative Asset Management LLC	Voya Payroll Management, Inc.
Voya Benefits Company, LLC	Voya Pomona Holdings LLC
Voya Capital, LLC	Voya Realty Group LLC
Voya Custom Investments LLC	Voya Retirement Advisors, LLC
Voya II Custom Investments LLC	Voya Retirement Insurance and Annuity Company
Voya Special Investments, Inc.	Voya Services Company

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under the intercompany tax sharing agreement, the Company had a (payable)/receivable of $(5.9) at December 31, 2020 and $11.1 at December 31, 2019, respectively, to/from Voya Financial, Inc., an affiliate, for federal income taxes.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Federal tax expense on operations	$42,668	$62,132	$86,359
Federal tax (benefit) expense on capital gains and losses	7,718	(3,707)	580
Total current tax expense incurred	$50,386	$58,425	$86,939

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2020 and 2019 are as follows:

	12/31/2020			12/31/2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$273,969	$37,020	$310,989	$253,685	$28,515	$282,200	$20,284	$8,505	$28,789
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	273,969	37,020	310,989	253,685	28,515	282,200	20,284	8,505	28,789
Defered Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—
Admitted Adjusted Gross DTAs	273,969	37,020	310,989	253,685	28,515	282,200	20,284	8,505	28,789
Gross Deferred tax liabilities	71,216	37,020	108,236	70,814	28,515	99,329	402	8,505	8,907
Net Admitted Adjusted Gross DTAs	$202,753	$—	$202,753	$182,871	$—	$182,871	$19,882	$—	$19,882

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2020 and 2019 are as follows:

		12/31/2020			12/31/2019			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	209,021	—	209,021	203,011	—	203,011	6,010	—	6,010
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	238,507	37,020	275,527	226,680	28,515	255,195	11,827	8,505	20,332
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	209,021	XXX	XXX	203,011	XXX	XXX	6,010
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	64,948	37,020	101,968	50,673	28,515	79,188	14,275	8,505	22,780
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$273,969	$37,020	$310,989	$253,684	$28,515	$282,199	$20,285	$8,505	$28,790
The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2020	2019
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	886.65%	883.20%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,591,746	$1,586,791

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2020		12/31/2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$273,969	$37,020	$253,685	$28,515	$20,284	$8,505
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$273,969	$37,020	$253,685	$28,515	$20,284	$8,505
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	69.96%	0.00%	20.79%	0.00%	49.17%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2020	12/31/2019	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$321	$321	$—
Unearned premium reserve	26	26	—
Policyholder reserves	75,379	78,205	(2,826)
Investments	57,253	42,997	14,256
Deferred acquisition costs	106,277	100,794	5,483
Policyholder dividends accrual	3,130	3,412	(282)
Compensation and benefits accrual	10,178	9,279	899
Pension accrual	5,567	6,763	(1,196)
Receivables - nonadmitted	6,578	3,063	3,515
Net operating loss carry-forward	1,413	1,413	—
Tax credit carry-forward	4,597	4,507	90
Other (including items <5% of total ordinary tax assets)	3,248	2,904	344
Subtotal	273,967	253,684	20,283
Admitted ordinary deferred tax assets	$273,967	$253,684	$20,283
Capital:
Investments	$37,020	$28,515	$8,505
Subtotal	37,020	28,515	8,505
Admitted capital deferred tax assets	$37,020	$28,515	$8,505
Admitted deferred tax assets	$310,987	$282,199	$28,788

Deferred Tax Liabilities
Ordinary:
Investments	$32,187	$24,775	$7,412
Fixed assets	1,144	1,034	110
Deferred and uncollected premiums	12,569	17,256	(4,687)
Pension Accrural	181	—	181
Policyholder reserves	8,657	9,665	(1,008)
Other (including items <5% of total ordinary tax liabilities)	219	305	(86)
Subtotal	$54,957	$53,035	$1,922
Capital:
Investments	$53,280	$46,294	$6,986
Subtotal	$53,280	$46,294	$6,986
Total deferred tax liabilities	$108,237	$99,329	$8,908

Net deferred tax assets/liabilities	$202,750	$182,870	$19,880

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, the Company had no valuation allowances.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

		Year Ended December 31
		2020		2019		2018
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$291,705		$104,706		$186,375
Capital gains (losses)		(35,915)		(10,815)		1,201
Total pretax income (loss)		255,790		93,891		187,576
Expected tax expense (benefit) at 21% for 2020, 2019 and 2018		53,716	21.0%	19,717	21.0%	39,391	21.0%
Increase (decrease) in actual tax reported resulting from:

a.	Dividends received deduction	(1,640)	(0.6)%	(1,677)	(1.7)%	(2,949)	(1.6)%
b.	Interest maintenance reserve	7,313	2.8%	514	0.5%	12,842	6.8%
c.	Reinsurance	(17,604)	(6.9)%	39,920	42.5%	(5,301)	(2.8)%
d.	Prior year tax	—	—%	—	—%	(354)	(0.2)%
f.	Other	(118)	—%	(189)	(0.2)%	241	0.2%
Total income tax reported		$41,667	16.3%	$58,285	62.1%	$43,870	23.4%

Current income taxes incurred		$50,387	19.7%	$58,425	62.3%	$86,939	46.4%
Change in deferred income tax*		(8,720)	(3.4)%	(140)	(0.1)%	(43,069)	(23.0)%
Total income tax reported		$41,667	16.3%	$58,285	62.2%	$43,870	23.4%
*    Excluding tax on unrealized gains (losses) and other surplus items.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020, the Company's tax credits and net operating loss carryforward originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2013	2033	$3,904
Low Income Housing Tax Credit	2014	2034	2
Low Income Housing Tax Credit	2015	2035	2
Total Low Income Housing Credit			$3,908

Foreign Tax Credit	2018	2028	$341
Foreign Tax Credit	2019	2029	147
Foreign Tax Credit	2020	2030	200
Total Foreign Tax Credit			$688

Net operating Loss	2017	2032	$6,729

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2020, 2019, and 2018.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company has no unrecorded tax liability as of December 31, 2020 and 2019.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2020 and 2019 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2020
Fixed Credit at time of purchase	AL	$118	$—
Total State Tax Credits		$118	$—

December 31, 2019
Fixed credit at time of purchase	AL	$157	$—
Fixed credit at time of purchase	NC	605	640
Total State Tax Credits		$762	$640

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2020 or 2019.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

A reconciliation of the change in the tax contingencies tax benefits is as follows:

	2020	2019	2018
	(In Thousands)
Balance at beginning of year	$—	$—	$4,151
Additions for tax positions related to current year	—	—	—
Reduction for tax positions related to prior year	—	—	4,151
Balance at end of year	$—	$—	$—

The Company had $0.0, $0.0 and $0.0 of tax contingencies as of December 31, 2020, 2019 and 2018, respectively.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2020, 2019 and 2018.

For the tax years 2017 through 2020, Voya Financial, Inc. participates in the IRS Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the period ended December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review, or provide any letters of assurance for the tax year.

The Coronavirus Aid, Relief, and Economic Security ("CARES") Act, which became effective on March 27, 2020 and the Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

10.    Investment in and Advances to Subsidiaries
The Company has two wholly owned insurance subsidiaries at December 31, 2020 and 2019, RNY and RR.

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2020	2019
	(In Thousands)
Common stock (cost - $283,016 in 2020 and $283,016 in 2019)	$242,761	$303,362
Limited liability companies (cost - $28,250 in 2020 and $21,750 in 2019)	—	—
	$242,761	$303,362

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2020	2019	2018
	(In Thousands)
Revenues	$316,241	$307,434	$324,303
(Loss) Income before net realized gains and losses	(54,647)	13,649	(17,715)
Net (loss) income	(48,152)	(11,404)	(15,240)
Admitted assets	3,325,113	3,360,435	3,301,782
Liabilities	3,012,492	2,991,836	2,961,316

Asset and liability amounts for the year ended December 31, 2020, 2019, and 2018 for RNY and RR are included in the above table, however the Company's carrying amount for RR is zero.

The Company received no cash dividends from RNY during years ended December 31, 2020, 2019 and 2018.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RR, as a limited liability company. RR received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RR commenced doing business as a Captive on January 1, 2009. The following table summarizes key financial information related to RR:

	December 31
	2020	2019	2018
	(In Thousands)
Carrying Value of RR	$—	$—	$—
Contributed Capital to RR	6,500	—	—
Return of Capital from RR	—	—	7,500
Ceded Premium to RR	38,083	40,521	42,984
Ceded Reserves to RR	457,651	432,114	405,974
Ceded Insurance In Force to RR	28,698,543	29,374,938	30,177,568

The Company's share of losses in RR exceeds its investment in the entity for the years ended December 31, 2020 and 2019:

Year	Reporting Entity's Share of Net Income (Loss)	Accumulated Share of Net Income (Losses)	Reporting Entity's Share of Equity, Including Negative Equity	Guaranteed Obligation/Commitment for Financial Support (Yes/No)	Reported Value
	(In Thousands)
2020	$(29,308)	$(377,747)	$(362,497)	No	$—
2019	$(25,352)	$(348,812)	$(327,062)	No	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

11.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

Effective January 1, 2019, the Company recaptured a block of 2013 Individual Term Life business previously ceded to FNL Insurance Company, Ltd. Concurrent with the recapture, the Company ceded the business to SLDI, an affiliate. The approximate effects of the transaction on the Company’s 2019 financial statements was a decrease in net income of $129.4 and an increase in surplus of $10.8; the result of $140.2 of a deferred gain.

Effective October 1, 2019, the Company ceded certain life business to New Re, a Swiss reinsurer being part of the Munich Re Group and a certified reinsurer in the state of Minnesota. The Company ceded $248.5 in premiums to New Re; the approximate effects of the transaction on the Company’s 2019 financial statements was an increase in pre-tax income of $29.3 and an increase in surplus of $127.4; the result of a deferred gain.

In connection with the closing of the Transaction, the Company reinsured certain of its fixed annuity business to two wholly owned subsidiaries of Athene. The business being reinsured includes substantially all in-force individual fixed and fixed index deferred and fixed payout annuities of the Company. As a result of the Transaction, the Company no longer issues fixed annuity or fixed indexed annuity contracts. The impact of the reinsurance transaction on the Company's 2018 financial statement was a decrease in net income of approximately $12.0 primarily due to the ceding commission the Company paid to Athene.

Effective December 31, 2018 the Company and its affiliate SLD entered into an Automatic Retrocession Agreement whereby SLD assumed certain life insurance business from the Company on a modified coinsurance basis. The Company ceded $872.8 in premiums to SLD; the approximate effects of the transaction on the Company’s 2018 financial statements was an increase in pre-tax income $10.6 and an increase in surplus of $40.3; the result of a deferred gain.

Assumed premiums amounted to $94.7, $88.5 and $1,213.7 for 2020, 2019 and 2018, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2020	2019	2018
	(In Thousands)
Premiums for the year ended	$2,086,674	$2,502,311	$3,041,384
Benefits paid or provided for the year ended	1,892,597	2,228,698	1,960,684
Policy and contract liabilities at year end	11,518,475	11,890,454	11,475,126

The amount of reinsurance credits taken for new agreements executed since January 1, 2020 to include policies or contracts that were in force or which had existing reserves established by the Company were $0.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancellation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer is $0.1 as of December 31, 2020, and the total amount of reinsurance credits taken for these agreements is $0.4 and $0.4 as of December 31, 2020 and 2019, respectively.

The Company estimates that an aggregate reduction in surplus of $7.8 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2020. The amount estimated as of December 31, 2019 and 2018 was $8.0 billion and $7.4 billion, respectively. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.    Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Under Minnesota insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. In addition, under Minnesota insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval. An extraordinary dividend or distribution cannot be paid without the prior approval of the Minnesota Department of Commerce-Insurance Division.

The Company's surplus notes as of December 31, 2020:

Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year*	Unapproved Interest And/Or Principal
12/1/2001	1.17%	$100,000	Y	$100,000	$100,000	$528
XXX	XXX	$100,000	XXX	$100,000	$100,000	$528

Current year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider).	Current Year Principal Paid	Life-To-Date Principal Paid	Date of Maturity
$2,295	$66,383	—%	$—	$—	9/15/2021
$2,295	$66,383	XXX	$—	$—	XXX

Are Surplus Note payments contractually linked? (Y/N)	Surplus Note payments subject to administrative offsetting provisions? (Y/N)	Were Surplus Notes proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party (Y/N)	Type of Assets Received Upon Issuance
N	N	N	N
XXX	XXX	XXX	XXX	XXX

Principal Amount of Assets Received Upon Issuance	Book/Adjusted Carry Value of Assets	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
$—	$—	N
$—	$—	XXX

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A surplus note with a carrying value and par value of $100.0 was issued by the Company to Voya Holdings on December 1, 2001 with September 15, 2021 as the date of maturity. On November 25, 2009, the surplus note transferred beneficial ownership from Voya Holdings to SLDI Georgia Holdings, Inc.("SGH"). For the years ended December 31, 2020, 2019 and 2018, interest paid totaled $2.3, $3.1 and $2.6, respectively. There is no accrued interest for the years ended December 31, 2020 and 2019. The interest rate associated with this surplus debenture varies. The amount of unapproved interest and/or principal associated with this surplus debenture is $0.5, $0.9, and $0.8 as of December 31, 2020, 2019 and 2018, respectively.

Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Insurance Commissioner.

Capital Contributions and Extraordinary Dividends

On August 11, 2020, the Company paid a capital contribution in the amount of $6.5 to its subsidiary, RR.

On April 4, 2019, the Company declared an extraordinary distribution, which has been recorded as a reduction to paid in capital, in the amount of $360.0 to its sole shareholder, Voya Holdings Inc., for ultimate distribution to Voya Financial, Inc., subject to approval of the Minnesota Department of Commerce-Insurance Division, which was paid on April 30, 2019, after receipt of such approval.

On December 21, 2018, the Company received a return of capital of $7.5 from RR.

The Company did not receive any capital contributions from Voya Holdings during 2020, 2019 and 2018.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

    The Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2020.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes there to:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value ("SSAP No. 100R"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2. All other bonds are classified as level 2 or 3.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.7% and 8.4% over the total portfolio. The Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

    The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard & Poor's ("S&P") 500 Index prices and London Interbank Offered Rates ("LIBOR") and Overnight Index Swap Rates ("OIS"). For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds and other invested assets is determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s level 3 fair value measurements of its bonds and other invested assets are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and common stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock and common stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.
Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on most quoted market prices.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. Futures and TBA forwards are valued based on quoted prices and listed as level 1. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of policy loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 2 and 3.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2020:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$14,526,452	$12,281,330	$529,046	$13,246,810	$750,596
Preferred stock	94,193	73,875	6,942	5,916	81,335
Common stock	20,880	20,880	41	10,000	10,840
Mortgage loans	2,099,753	1,946,419	—	—	2,099,753
Contract loans	484,588	484,588	—	484,588	—
Other invested assets	288,053	206,127	—	288,053	—
Cash equivalents and short-term investments	32,563	32,323	28,116	4,447	—
Derivatives
Equity contracts	4,673	4,673	—	4,673	—
Foreign exchange contracts	734	286	—	734	—
Interest rate contracts	12,700	12,315	624	12,076	—
Separate account assets	2,604,754	2,604,754	2,594,055	9,945	754
Total Assets	$20,169,343	$17,667,570	$3,158,824	$14,067,242	$2,943,278

Liabilities:
Supplementary contracts and immediate annuities	$73,883	$103,665	$—	$—	$73,883
Deposit type contracts	680,076	680,076	—	680,076	—
Derivatives
Credit contracts	311	524	—	311	—
Equity contracts	3,826	3,826	—	3,826	—
Foreign exchange contracts	7,088	9,142	—	7,088	—
Interest rate contracts	116,608	77,088	35	116,573	—
Total Liabilities	$881,792	$874,321	$35	$807,874	$73,883

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2020.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2019:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$13,941,832	$12,514,130	$489,570	$12,887,924	$564,338
Preferred stock	92,703	80,899	6,632	5,579	80,492
Common stock	21,093	21,094	36	10,000	11,057
Mortgage loans	2,148,258	2,020,813	—	—	2,148,258
Contract loans	523,256	523,256	—	523,256	—
Other invested assets	264,590	204,773	—	264,590	—
Cash equivalents and short-term investments	29,844	29,846	29,794	50	—
Derivatives
Equity contracts	2,813	2,813	—	2,813	—
Foreign exchange contracts	1,626	1,301	—	1,626	—
Interest rate contracts	18,972	18,645	489	18,483	—
Separate account assets	2,331,634	2,331,634	2,320,047	10,607	980
Total Assets	$19,376,621	$17,749,204	$2,846,568	$13,724,928	$2,805,125

Liabilities:
Supplementary contracts and immediate annuities	$89,223	$103,584	$—	$—	$89,223
Deposit type contracts	683,511	683,511	—	683,511	—
Derivatives
Credit contracts	284	284	—	284	—
Equity contracts	1,952	1,952	—	1,952	—
Foreign exchange contracts	2,710	3,035	—	2,710	—
Interest rate contracts	58,382	35,318	79	58,303	—
Total Liabilities	$836,062	$827,684	$79	$746,760	$89,223

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2019.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$41	$10,000	$10,840	$20,880
Derivatives
Equity contracts	—	4,673	—	4,673
Interest rate contracts	624	11,691	—	12,315
Separate account assets	2,594,055	9,945	754	2,604,754
Total assets	$2,594,720	$36,309	$11,594	$2,642,622

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$40,817	$40,817
Deposit type contracts	—	680,076	—	680,076
Derivatives
Credit contracts	—	318	—	318
Equity contracts	—	3,826	—	3,826
Foreign exchange contracts	—	1,028	—	1,028
Interest rate contracts	—	77,088	—	77,088
Total liabilities	$—	$762,336	$40,817	$803,153

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$36	$10,001	$11,057	$21,094
Derivatives
Equity contracts	—	2,813	—	2,813
Interest rate contracts	478	18,166	—	18,644
Separate account assets	2,320,047	10,607	980	2,331,634
Total assets	$2,320,561	$41,587	$12,037	$2,374,185

Liabilities:
Deposit type contracts	$—	$683,511	$—	$683,511
Supplementary contracts and immediate annuities	—	—	40,599	40,599
Derivatives
Credit contracts	—	284	—	284
Equity contracts	—	1,952	—	1,952
Foreign exchange contracts	—	433	—	433
Interest rate contracts	—	35,318	—	35,318
Total liabilities	$—	$721,498	$40,599	$762,097

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2020:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Assets
Bonds
Common Stock	$11,057	$—	$—	$(3,182)	$1,155	$2,949	$—	$—	$(1,140)	$10,839
Separate accounts	980	—	—	—	(151)	—	—	—	(75)	754
Total	$12,037	$—	$—	$(3,182)	$1,004	$2,949	$—	$—	$(1,215)	$11,593

Liabilities
Supplementary contracts and immediate annuities	40,599	—	—	—	—	—	—	—	218	$40,817
Total	$40,599	$—	$—	$—	$—	$—	$—	$—	$218	$40,817

There were no transfers into or out of Level 3 during the year ended December 31, 2020. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2019:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Common Stock	$3,808	$—	$—	$(8,696)	$3,262	$12,683	$—	$—	$—	$11,057
Separate accounts	71	—	(57)	—	16	1,000	—	—	(50)	980
Total	$3,879	$—	$(57)	$(8,696)	$3,278	$13,683	$—	$—	$(50)	$12,037
Liabilities
Supplementary contracts and immediate annuities	$—	$42,426	$—	$—	$—	$—	$—	$—	$(1,827)	$40,599
Total	$—	$42,426	$—	$—	$—	$—	$—	$—	$(1,827)	$40,599

Transfers into or out of Level 3 during the year ended December 31, 2019 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Transfers into Level 3 during the year ended December 31, 2019 are the result of a re-evaluation of certain supplementary contracts and immediate annuities previously classified as Level 2. Based on this evaluation, Level 3 classification has been deemed appropriate.

14.Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2020, 2019 and 2018, rent expense totaled $1.7, $1.9 and $1.8, respectively.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. The Company’s litigation includes Henkel of America v. ReliaStar Life Insurance Company (USDC District of Connecticut, No. 1:18-cv-00965) (filed June 8, 2018). Plaintiff alleges that the Company breached the terms of a stop loss policy it issued to Plaintiff by refusing to reimburse Plaintiff for more than $47.0 in claims incurred by participants in prior years and submitted for coverage under the stop loss policy. Plaintiff alleges a breach of contract claim or, in the alternative, that the stop loss policy be declared to cover the submitted claims, and also asserts that the Company engaged in unfair trade practices and unfair insurance practices in violation of state statutes, and did so willfully and intentionally to warrant an award of punitive damages under state law. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits or arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits or arbitrations will not have a material adverse effect on the Company's operations or financial position. Cost of insurance litigation for the Company includes Advance Trust & Life Escrow Services, LTA v. ReliaStar Life Insurance Company (USDC District of Minnesota, No. 1:18-cv-02863) (filed October 5, 2018), a putative class action in which Plaintiff alleges that the Company’s universal life insurance policies only permitted the Company to rely upon the policyholders’ expected future mortality experience to establish the cost of insurance, and that as projected

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

mortality experience improved, the policy language required the Company to decrease the cost of insurance. Plaintiff alleges that the Company did not decrease the cost of insurance as required, thereby breaching its contract with the policyholders, and seeks class certification. The Company denies the allegations in the complaint, believes the complaint to be without merit, and will defend the lawsuit vigorously.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $28.3 and $30.3 at December 31, 2020 and 2019, respectively. The Company is also committed to provide additional capital contributions of $327.0 and $336.6 at December 31, 2020 and 2019, respectively, in partnerships.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

15.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2030, the Company and Voya Financial, Inc. can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received interest income of $0.1, $0.3 and $0.4 for the years ended December 31, 2020, 2019, and 2018, respectively.

There was minimal interest expense incurred on borrowed money for the years ended December 31, 2020, 2019, and 2018.

As of December 31, 2020 and 2019, the Company had $0.0 and $0.0 outstanding receivable and no outstanding payable from Voya Financial, Inc. under the reciprocal loan agreement.

As of December 31, 2020, the Company is the beneficiary of letters of credit totaling $716.1; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $30.6, $30.4 and $29.3, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with its U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $2.4, $10.3 and $16.8, respectively.

For the year ended December 31, 2020, the Company transferred investment securities of $72.0 to Voya Retirement Insurance and Annuity Company ("VRIAC").

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $341.3, $247.6 and $209.6, respectively.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2020	2019
	(In Thousands)
Balance at January 1	$434,279	$414,947
Less reinsurance recoverables	362,541	340,095
Net balance at January 1	71,738	74,852

Incurred related to:
Current year	342,964	118,038
Prior years	239,767	(12,948)
Total incurred	582,731	105,090

Paid related to:
Current year	191,477	78,408
Prior years	90,404	29,796
Total paid	281,881	108,204

Net balance at December 31	372,589	71,738
Plus reinsurance recoverables	63,809	362,541
Balance at December 31	$436,398	$434,279

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but could include a reduction due to retrospectively rated contracts. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

As a result of a modified coinsurance reinsurance agreement, the entire claim liability is held by the Company, while only 20% of the paid claims remain on the Company's financial statements. Incurred and paid claims are presented net of reinsurance.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

As of December 31, 2020, a $7.5 decrease in reserves was driven by two updates to the Supplemental Benefit IBNR calculation: 1) Pegged loss ratios were updated to reflect recent trends and 2) The grading period from the pegged loss ratio to the full claims experience was updated to reflect the speed at which claims develop.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company currently does not actively write any health insurance premium subject to the Affordable Care Act Risk sharing provisions. The Company's existing health insurance business consists of grandfathered policies issued prior to March 23, 2010 that are not Qualified Health Plans (“QHP”), as defined in the Affordable Care Act. As a result, the Company does not have any admitted assets, liabilities or revenue elements under any program regarding the risk sharing provisions of the Affordable Care Act for the reporting periods ended December 31, 2020, 2019 and 2018.

18.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $16.0, $13.9, and $12.7 for December 31, 2020, 2019, and 2018, respectively. This represented $3.1%, 7.9%, and 2.3% of the total group life premiums written, net of reinsurance, for December 31, 2020, 2019 and 2018, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $79.1, $1.7, and $1.6 for December 31, 2020, 2019 and 2018, respectively. This represented 5.1%, 0.6%, and 1.0% of net group health premiums written at December 31, 2020, 2019 and 2018, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

19.    Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2020
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$161,212
Total					$161,212

2019
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$145,534
Total					$145,534

2018
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$123.535
Total					$123,535

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
_________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

20.    Subsequent Events
The Company has evaluated all events occurring after December 31, 2020 through April 5, 2021, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the statutory-basis financial statements. No other material subsequent events were noted other than those already disclosed.
On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., closed a transaction with Resolution Life US for the sale of Voya Financial, Inc.'s life insurance and legacy non-retirement annuity businesses and related assets. See Note 1 for more details.

On March 30, 2021, the Company received a return of capital of $52.0 from RR.

On March 31, 2021, Voya Holding Inc. contributed, Voya Financial Holding II, LLC ("VFHII") to the Company . Immediately after VFHII paid a return of capital of $20.0 to the Company. Subsequently the Company liquidated VFHII.

104